     As filed with the Securities and Exchange Commission on April 28, 2005.

                               File No. 333-73738
                               File No. 811-8260

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]
                         Pre-Effective Amendment No. [_]
                       Post-Effective Amendment No. 16 [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
                              Amendment No. 16 [X]

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 352-4090

                             Steve Suleski, Esquire
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 2, 2005 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on pursuant to paragraph (a)(i) of Rule 485

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

CUNA MUTUAL LIFE INSURANCE COMPANY                                    PROSPECTUS
2000 HERITAGE WAY, WAVERLY, IOWA  50677-9202
(319) 352-4090 (800) 798-5500

                                                                     MAY 2, 2005


THIS PROSPECTUS DESCRIBES THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT ("CONTRACT") BEING OFFERED BY CUNA MUTUAL LIFE INSURANCE COMPANY ("COMPANY"). Please read it carefully and keep it for future reference. The Company may sell the Contract to individuals, or to or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended ("CODE").

The Owner ("you") may allocate purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the CUNA Mutual Life Variable Annuity Account ("Variable Account"), or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the mutual fund portfolios underlying the Subaccounts you select will affect the Contract value to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option and will affect the size of variable annuity payments after the annuity date. You bear the entire investment risk on any amounts you allocate to the Variable Account.

Each Subaccount of the Variable Account invests solely in a corresponding portfolio of one of the following funds of the Ultra Series Fund, an open-end management investment company registered with the Securities and Exchange Commission ("SEC"):

                               ULTRA SERIES FUND

Money Market Fund                  Capital Appreciation Stock Fund
Bond Fund                          Mid-Cap Stock Fund
High Income Fund                   Multi-Cap Growth Stock Fund
Balanced Fund                      Global Securities Fund
Growth and Income Stock Fund       International Stock Fund


Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information ("SAI") contains additional information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the SEC and is incorporated by reference. You may obtain a copy of the SAI dated May 2, 2005, free of charge by contacting the Company at the address or telephone number shown above. Additionally, the SEC maintains a website at http://www.sec.gov that contains the SAI and other information.


This Prospectus must be accompanied by a current prospectus for the Ultra
Series.

CUNA Brokerage Services, Inc. ("CUNA Brokerage") serves as principal underwriter and distributor of the Contract. More information about CUNA Brokerage and its registered persons is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. UNLIKE CREDIT UNION AND BANK ACCOUNTS, CONTRACT VALUE INVESTED IN THE VARIABLE ACCOUNT IS NOT INSURED. VARIABLE CONTRACT VALUE IS NOT DEPOSITED IN OR GUARANTEED BY ANY CREDIT UNION OR BANK AND IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


DEFINITIONS......................................................................................................      1
EXPENSE TABLES...................................................................................................      3
SUMMARY..........................................................................................................      4
   The Contract..................................................................................................      4
   Charges and Deductions........................................................................................      5
   Annuity Provisions............................................................................................      6
   Federal Tax Status............................................................................................      6
CUNA MUTUAL LIFE INSURANCE COMPANY,..............................................................................      7
THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND THE UNDERLYING FUNDS..........................................      7
     CUNA Mutual Life Insurance Company..........................................................................      7
     CUNA Mutual Life Variable Annuity Account...................................................................      7
     The Underlying Funds........................................................................................      8
     The Ultra Series Fund.......................................................................................      8
     Availability of the Funds...................................................................................      8
     Servicing Fees..............................................................................................      9
     Resolving Material Conflicts................................................................................      9
     Addition, Deletion, or Substitution of Investments..........................................................      9
DESCRIPTION OF THE CONTRACT......................................................................................     10
     Issuance of a Contract......................................................................................     10
     Purchase Payments...........................................................................................     10
     Right to Examine............................................................................................     11
     Allocation of Purchase Payments.............................................................................     11
     Variable Contract Value.....................................................................................     12
     Transfer Privileges.........................................................................................     13
     Surrenders and Partial Withdrawals..........................................................................     15
     Contract Loans..............................................................................................     16
     Death Benefit Before the Annuity Date.......................................................................     18
     Death Benefit After the Annuity Date........................................................................     19
     Annuity Payments on the Annuity Date........................................................................     19
     Payments....................................................................................................     19
     Modification................................................................................................     20
     Reports to Owners...........................................................................................     20
     Inquiries...................................................................................................     20
THE GUARANTEED INTEREST OPTION...................................................................................     21
     Category 1..................................................................................................     21
   Guaranteed Interest Option Value..............................................................................     21
   Guarantee Periods.............................................................................................     22
   Net Purchase Payment Preservation Program.....................................................................     22
   Interest Adjustment...........................................................................................     22
     Category 2..................................................................................................     23
   Guaranteed Interest Option Value..............................................................................     24
   Guarantee Periods.............................................................................................     24
   Net Purchase Payment Preservation Program.....................................................................     24
     Category 3..................................................................................................     25
CHARGES AND DEDUCTIONS...........................................................................................     25
     Surrender Charge (Contingent Deferred Sales Charge).........................................................     25
     Annual Contract Fee.........................................................................................     26
     Asset-Based Administration Charge...........................................................................     26
     Transfer Processing Fee.....................................................................................     26
     Lost Contract Request.......................................................................................     26
     Mortality and Expense Risk Charge...........................................................................     27
     Loan Interest Charge........................................................................................     27
     Executive Benefits Plan Endorsement Charge..................................................................     27
     Change of Annuitant Endorsement.............................................................................     27

     Income Payment Increase Endorsement.........................................................................     27
     Fund Expenses...............................................................................................     28
     Premium Taxes...............................................................................................     28
     Other Taxes.................................................................................................     28
ANNUITY PAYMENT OPTIONS..........................................................................................     28
     Election of Annuity Payment Options.........................................................................     28
     Fixed Annuity Payments......................................................................................     29
     Variable Annuity Payments...................................................................................     29
     Description of Annuity Payment Options......................................................................     29
FEDERAL TAX MATTERS..............................................................................................     31
     Introduction................................................................................................     31
     Tax Status of the Contract..................................................................................     31
     Taxation of Annuities.......................................................................................     32
     Transfers, Assignments, or Exchanges of a Contract..........................................................     33
     Withholding.................................................................................................     34
     Multiple Contracts..........................................................................................     34
     Taxation of Qualified Plans.................................................................................     34
     Possible Charge for the Company's Taxes.....................................................................     36
     Other Tax Consequences......................................................................................     36
DISTRIBUTION OF THE CONTRACTS....................................................................................     36
LEGAL PROCEEDINGS................................................................................................     37
VOTING RIGHTS....................................................................................................     37
COMPANY HOLIDAYS.................................................................................................     38
FINANCIAL STATEMENTS.............................................................................................     38
FINANCIAL HIGHLIGHTS.............................................................................................     39
STATEMENT OF ADDITIONAL INFORMATION..............................................................................     42
TABLE OF CONTENTS................................................................................................     42

                                   DEFINITIONS

Accumulation Unit A unit of measure used to calculate Variable Contract Value.

Adjusted Contract    The Contract Value less applicable premium tax not yet
Value                deducted, less a pro-rated portion of the annual Contract
                     fee, plus or minus any applicable interest adjustment, and (for annuity option 1) less any applicable surrender charges as of the Annuity Date.

Annuitant            The person or persons whose life (or lives)
                     determines the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving
                     Annuitant.

Annuity Date         The date when the Adjusted Contract Value will be applied
                     under an annuity payment option, if the Annuitant is still living.

Annuity Unit         A unit of measure used to calculate variable annuity
                     payments.

Beneficiary          The person to whom the proceeds payable on the death of an
                     Annuitant will be paid.

Contract             The same date in each Contract Year as the Contract Date.
Anniversary

Contract Date The date set forth on the specifications page of the Contract which is used to determine Contract Years and Contract Anniversaries.

Contract Year        A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Contract Value       The total amount invested under the Contract. It is
                     the sum of the Variable Contract Value, the Guaranteed
                     Interest Option Value and the balance of the Loan Account.

DCA One Year         A Dollar Cost Averaging One Year Guarantee Period described
Guarantee Period     in the Section entitled THE  GUARANTEED INTEREST OPTION.

Due Proof of Death   Proof of death satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

                        (a) a certified copy of the death record;

                        (b) a certified copy of a court decree reciting a
                            finding of death;

                        (c) any other proof satisfactory to the Company.

General Account      The assets of the Company other than those
                     allocated to the Variable Account or any other separate account of the Company.

Guarantee Amount     Any portion of Guaranteed Interest Option Value
                     allocated to a particular Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals therefrom.

Guarantee Period     A choice under the Guaranteed Interest Option of a specific number of years for which the Company agrees to credit a particular effective annual interest rate.

Guaranteed Interest  An allocation option under the Contract funded by the
Option Company's General Account. It is neither part of nor dependent upon the investment performance of the Variable Account.

Guaranteed Interest  The value of the Contract in the Guaranteed Interest
Option Value         Option.

Home Office          The Company's principal office at 2000 Heritage Way,
                     Waverly, Iowa 50677. The telephone number is
                     1-800-798-5500.

Loan Account         For any Contract, a portion of the Company's General
                     Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

Loan Amount          Except on a Contract Anniversary, the Contract Value in the
                     Loan Account plus any interest charges accrued on such Contract Value up to that time. On a Contract Anniversary, the Loan Amount equals the balance of the Loan Account.

Net Purchase         A purchase payment less any premium taxes deducted from
Payment              purchase payments.

Non-Qualified        A contract that is not a "Qualified Contract."
Contract

Owner                The person(s) ("you") who own(s) the Contract and who is
                     (are) entitled to exercise all rights and privileges provided in the Contract.

Payee                The Annuitant(s) during the annuity period.

Qualified Contract   A contract that is issued in connection with retirement
                     plans that qualify for special federal income tax treatment under Section(s) 401, 403(b), 408, 408A or 457 of the Code.

Series An investment portfolio (sometimes called a "Fund") of Ultra Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.

Subaccount           A subdivision of the Variable Account, the assets of which are invested in a corresponding underlying Fund.

Surrender Value      The Contract Value plus the value of any paid-up annuity
                     additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan
                     Amount.

Valuation Day        For each Subaccount, each day that the New York Stock
                     Exchange is open for business except for days that the Subaccount's corresponding Fund does not value its shares.

Valuation Period     The period beginning at the close of regular trading on the
                     New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding
                     Valuation Day.

Variable Account     CUNA Mutual Life Variable Annuity Account.

Variable Contract    The value of the Contract in the Variable Account.
Value

Written Notice       A notice or request in writing in a form satisfactory to
                     the Company which is signed by the Owner and received at the Home Office. A Written Notice includes a telephone or fax request made pursuant to the terms of an executed telephone or fax authorization, with original signature, on file at the Home Office.

                                 EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, make partial withdrawals from or fully surrender the Contract, or transfer Contract Value between the Subaccounts and/or the Guaranteed Interest Option. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES


Transfer Processing Fee                $10 per transfer after 12 in a year
                                       (currently waived)*
Lost Contract Request Charge           $30 for each duplicate contract
Loan Interest Spread                   2.00%**
Charges for optional endorsements
Executive Benefits Plan Endorsement    $150***
Change of Annuitant Endorsement        $150****
Income Payment Endorsement             $150*****


* The Company only charges this fee after the first 12 transfer each Contract Year. The Company currently does not impose this fee.


**The Loan Interest Spread is the difference between the amount of interest the Company charges you for a loan (at an effective annual rate of 6.50%) and the amount of interest the Company credits to the Loan Account (currently, an effective annual rate 4.50%, guaranteed to be at least an effective annual rate of 3.00)%.



***The Company only charges this fee if it waives surrender charges under this endorsement during the first two Contract Years. The Company currently does not impose this fee.



****Generally, there is no charge for this endorsement; however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 for the endorsement.



*****Currently there is no charge for this endorsement; however, the Company reserves the right to charge up to $150 for the endorsement.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND EXPENSES


          Annual Contract Fee                 $30 per Contract Year*
          -------------------                 ----------------------
Variable Account Annual Expenses
     (as a percentage of average Variable
      Contract Value):
     Asset-Based Administration Charge                0.15%
     Mortality and Expense Risk Charge                1.25%
Total Variable Account Annual Expenses                1.40%


      * This fee is currently waived if the Contract Value is $25,000 or more.




The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for the Funds.

RANGE OF EXPENSES FOR THE FUNDS

                                              MINIMUM     MAXIMUM
                                              -------     -------
TOTAL ANNUAL FUND OPERATING EXPENSES (total
of all expenses that are deducted from Fund
assets, including management fees, and other
expenses)                                      0.45%   -   1.21%

NET TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER CONTRACTUAL WAIVERS AND
REIMBURSEMENTS)                                0.45%   -   1.21%

The expenses used to prepare this table were provided to the Company by the Fund(s). The expenses reflect the highest and lowest actual expenses incurred for the year ended December 31, 2004, rounded to the nearest 100th of one percent. Current or future expenses may be greater or less than those shown.


EXAMPLES OF MAXIMUM CHARGES

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including Owner surrender charges, the Annual Contract Fee, Variable Account Annual Expenses and the maximum Annual Fund Operating Expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract (or you annuitize the Contract under annuity option 1) at the end of the applicable time period:

1 year    3 years    5 years    10 years
------    -------    -------    --------
$  901    $ 1,282    $ 1,690    $  3,012

(2) If you do not surrender your Contract (or you annuitize the Contract under annuity options 2-4) at the end of the applicable time period:

1 year    3 years    5 years    10 years
------    -------    -------    --------
$  271    $   832    $ 1,420    $  3,012

The Examples do not reflect transfer processing fees, premium taxes (which may range up to 3.5%, depending on the jurisdiction) or interest rate adjustments to net Purchase Payments allocated to the Guaranteed Interest Option. The Examples also reflect the annual Contract fee of $30, after being converted to a percentage.


In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund's redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund's prospectus.


THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

                                     SUMMARY

The following summarizes information which is described in more detail later in the prospectus.

THE CONTRACT

Issuance of a Contract. The Company issues Contracts to individuals or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 on the Contract Date.

"Right to Examine" Period. You have the right to return the Contract within 10 days after you receive it. If you return the Contract, it will become void. The Company will refund to you the Contract Value as of the date the Contract is received at our Home Office plus any premium taxes deducted. You are subject to market risk during the "right to examine" period unless state law requires return of purchase payments. You may get back more or less than aggregate purchase payments you have made during this period. If required by state law, the Company will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.)

Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 1% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. The Company will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Notice to the Company on or before the Annuity Date, you may withdraw part of your Contract's Surrender Value, subject to certain limitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Notice to the Company, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Replacement of an Existing Contract. It may not be in your best interest to surrender, lapse, change, or borrow from an existing life insurance policy or annuity contract in connection with the purchase of the Contract. Before doing so, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and under this Contract there will be a new surrender charge period, other charges may be higher, and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

CHARGES AND DEDUCTIONS

The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value is $25,000 or more.) Before the Annuity Date, the Company deducts this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, the Company deducts this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)

Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)

Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses the Company incurs in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)

Premium Taxes. The Company pays any state or local premium taxes applicable to a
Contract: (a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an annuity payment option, or (d) upon payment of a death benefit. The Company reserves the right to deduct premium taxes at the time it pays such taxes. This charge ranges from 0% to 3.50%. (See CHARGES AND DEDUCTIONS, Premium Taxes.)

Rider Charges. The Company reserves the right to charge a fee, not to exceed $150, for each partial withdrawal or surrender if it waives surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years.


In addition, the Company reserves the right to charge up to $150 if the Owner exercises rights under the Change of Annuitant Endorsement in the first two contract years. The Company also reserves the right to charge up to $150 for the Income Payment Endorsement.


Transfer Processing Fee. Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each additional transfer during a Contract Year.

Lost Contract Request. You may request a certification of your Contract at no charge. The Company assesses a $30 charge for each duplicate Contract.

Fund Expenses. The Funds also charge annual Fund expenses at the ranges shown in the expense table.

ANNUITY PROVISIONS

You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday or (2) 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be on or before: (1) the Annuitant reaching age 70 1/2 or (2) any other date meeting the requirements of the Code. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an annuity payment option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)

FEDERAL TAX STATUS

Generally, any distribution from your Contract may result in taxable income. A 10% federal penalty tax may also apply to distributions before age 59 -1/2. For a further discussion of the federal income tax status of variable annuity contracts, see Federal Tax Matters.

                       CUNA MUTUAL LIFE INSURANCE COMPANY,
               THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND
                              THE UNDERLYING FUNDS

CUNA Mutual Life Insurance Company (the Company), is the insurer. CUNA Mutual Life Variable Annuity Account (the Variable Account), is a separate account of the Company. Five registered investment companies of the series type serve as underlying investment options for the Variable Account.

CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA Mutual Life Insurance Company is a mutual life insurance company organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677-9202. The Company organized as a fraternal benefit society with the name "Mutual Aid Society of the Evangelical Lutheran Synod of Iowa and Other States," changed its name to "Lutheran Mutual Aid Society" in 1911, and reorganized as a mutual life insurance company called "Lutheran Mutual Life Insurance Company" on January 1, 1938. On December 28, 1984, the Company changed its name to "Century Life of America" and on December 31, 1996 the Company changed its name to "CUNA Mutual Life Insurance Company."


On July 1, 1990, the Company entered into a permanent affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), 5910 Mineral Point Road, Madison WI 53705-4456. The terms of an Agreement of Permanent Affiliation provide for extensive financial sharing between the Company and CUNA Mutual of individual life insurance business through reinsurance arrangements, the joint development of business plans and distribution systems for individual insurance and other financial service products within the credit union system, and the sharing of certain resources and facilities. At the current time, all of the directors of the Company are also directors of CUNA Mutual and many of the senior executive officers of the Company hold similar positions with CUNA Mutual. The affiliation, however, is not a merger or consolidation. Both companies remain separate corporate entities and their respective Owners retain their voting rights. The Company and CUNA Mutual along with their subsidiaries are referred to herein as the "CUNA Mutual Group".



As of December 31, 2004, the Company had more than $7 billion in assets and more than $13 billion of life insurance in force.










The Company owns a one-half interest in MEMBERS Capital Advisors, Inc. (the Investment Adviser to the Ultra Series Fund). CUNA Mutual owns CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin, 53705. CUNA Mutual Investment Corporation owns CUNA Brokerage Services, Inc. (the principal underwriter for the Variable Account) and owns a one-half interest in MEMBERS Capital Advisors, Inc. (the Investment Adviser to the Ultra Series Fund).

CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account will receive and invest Net Purchase Payments made under the Contracts. In addition, the Variable Account may receive and invest purchase payments for other variable annuity contracts issued in the future by the Company.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Variable Account. The Company has the right to transfer to the General Account any assets of the Variable Account which are in excess of reserves and other Contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

The Variable Account is divided into Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, realized or unrealized, from the assets allocated to each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses of any other Subaccount, Separate Account or the Company itself.

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The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

THE UNDERLYING FUNDS

The Variable Account currently invests in the Ultra Series Fund, a management investment company of the series type with one or more investment portfolios or Funds, that is registered with the SEC as an open-end, management investment company.

The investment objectives and policies of each Fund are summarized below. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the Fund's prospectus which must accompany or precede this Prospectus. The Fund prospectus should be read carefully and retained for future reference.

THE ULTRA SERIES FUND

The Ultra Series Fund is a series fund with two classes of shares within each investment portfolio. Class Z shares are offered to CUNA Mutual Group affiliates separate accounts and qualified retirement plans.


Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk.

High Income Fund. This Fund seeks high current income.

Balanced Fund. This Fund seeks a high total return through the combination of income and capital growth.

Growth and Income Stock Fund. This Fund seeks long-term growth of capital with income as a secondary consideration.

Capital Appreciation Stock Fund. This Fund seeks long-term capital appreciation.

Mid-Cap Stock Fund. This Fund seeks long-term capital appreciation.

Multi-Cap Growth Stock Fund. This Fund seeks long-term growth of capital appreciation.

International Stock Fund. This Fund seeks long-term growth of capital.

Global Securities Fund. This Fund seeks capital appreciation.

MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the trustees of the Ultra Series Fund.


During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.


AVAILABILITY OF THE FUNDS

The Variable Account purchases shares of the Ultra Series Fund in accordance with a participation agreement. If the participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in the Fund.

SERVICING FEES



The Company has entered into an agreement with the investment adviser of the Funds pursuant which the adviser pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of the Company) in the Funds. This fee is 0.15% of each Fund's average daily net assets. The percentage amount is based on assets of the particular Fund attributable to the Contract along with certain other variable contracts issued or administered by the Company (or an affiliate). These fees are for administration services provided to the Funds by the Company and its affiliates. Payments of fees under these agreements by the investment adviser do not increase the fees or expenses paid by the Funds or their shareholders. The amounts the Company receives under these agreements may be significant.


RESOLVING MATERIAL CONFLICTS

The Funds are offered through other separate accounts of the Company and directly to employee benefit plans affiliated with the Company. The Company does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by the Company. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by the Company) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, the Company will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the Fund(s) involved in the conflict.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in the Company's judgment, further investment in any Fund should become inappropriate, the Company may redeem the shares, if any, of that Fund and substitute shares of another Fund. Such other Funds may have different fees and expenses. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without prior notice and approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. The Company may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by the Company. Also, certain Subaccounts may be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, the Company (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If the Company considers it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other Company separate accounts, or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

                           DESCRIPTION OF THE CONTRACT

ISSUANCE OF A CONTRACT

In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a broker-dealer having a selling agreement with CUNA Brokerage or a broker-dealer having a selling agreement with such broker-dealer. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 on the Contract Date.

The Company may also be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

PURCHASE PAYMENTS

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

      -     $5,000, except as described below.

      - $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.

      - $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

      - The value of a Contract exchanged pursuant to Section 1035 of the Code, if the Company approves the transaction prior to the exchange.

      - $600 for a Contract sold to employees of the Company and its subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union account, bank account or other source.


The regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law limits the amount of annual contributions that the Company is permitted to accept for an individual retirement account, except in the case of a rollover or transfer.)


The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

The Company reserves the right not to accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday, (2) purchase payments of less than $100, (3) purchase payments in excess of $1 million; (4) if mandated by applicable law. Also, the Company reserves the right to change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

The Company reserves the right, if allowed by state law, to terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, (2) aggregate purchase payments up to the time of termination total less than $2,000, and (3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep a contract in place for a substantial period should purchase a contract.

RIGHT TO EXAMINE

The Contract provides for an initial "right to examine" period. The Owner has the right to return the Contract within 10 days of receiving it. In some states, this period may be longer than 10 days.


Depending upon the state of issuance of the Contract, the Owner is subject to market risk during the Right to Examine period. When the Company receives the returned Contract or when the sales representative who sold the Contract receives the returned Contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to the Contract Value as of the date the returned Contract is received in the Home Office, plus any premium taxes deducted for all plan types except IRAs. This amount may be more or less than the aggregate amount of purchase payments made up to that time. For IRAs, aggregate purchase payments are returned.


In jurisdictions of issuance where state law so requires, when the Company receives the returned Contract or when the sales representative who sold the contract receives the returned Contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to aggregate purchase payments made. In these states, the initial purchase payments will be allocated to the money market subaccount for 20 days following the Contract Date.

In some states, the refund amount may differ from the description above if the contract is a replacement for an existing contract.

ALLOCATION OF PURCHASE PAYMENTS

At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 1% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by the Company at its Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.

Notwithstanding the foregoing, in jurisdictions where the Company must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.

Any subsequent Net Purchase Payments will be allocated as of the end of the Valuation Period in which the subsequent Net Purchase Payment is received by the Company and will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Notice. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

VARIABLE CONTRACT VALUE

The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the total of the values attributable to the Contract in each of the Subaccounts. The Subaccounts are valued by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered, or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

      (1)   Is the result of:

            (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

            (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that the Company determines to be attributable to the operations of the Subaccount.

      (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

      (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

TRANSFER PRIVILEGES

General. On or before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period. Transfers will be made as of the Valuation Day on which Written Notice requesting such transfer is received by the Company if received before 3:00 p.m. Central Time. Transfers will be made as of the Valuation Day next following the day on which Written Notice requesting such transfer is received, if received after 3:00 p.m. Central Time. Subject to these restrictions, there currently is no other limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.

Transfers may be made by Written Notice. A telephone transfer authorization form received by the Company at the Home Office is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received at the Home Office. If a currently valid telephone transfer authorization form is on file, the Company may act upon the instructions of any one Owner. The Company is not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If the Company follows these procedures, it will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.

Telephone (and facsimile) may not always be available. Any telephone (and facsimile), whether it is yours, your service provider's, your sales representative's, or the Company's, can experience outages or slowdowns for a variety of reasons. For example, telephone communications may not be available due to natural disasters (such as hurricanes or earthquakes), man-made disasters (such as acts of terrorism, computer failures, electrical blackouts, or certain fires), or simply because of a high number of calls (which is likely to occur during periods of high market turbulence). These outages or slowdowns may delay or prevent processing your request. Although the Company has taken precautions to help its systems handle heavy use, it cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Home Office.


Additional Transfer Limitations. Frequent, large, or short-term transfers among Subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners invested in the Subaccounts, not just those making the transfers.



In order to try to protect Owners and the Funds from potentially harmful trading activity, the Company has certain market timing policies and procedures (the "Market Timing Procedures").



Detection. The Company employs various means in an attempt to detect, deter, and prevent frequent, large, or short-term transfer activity among the Subaccounts that may adversely affect other Owners or Fund shareholders. The Company may vary the Market Timing Procedures with respect to the monitoring of potential harmful trading activity from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. However, the Company will apply the Market Timing Procedures, including any variance in the Market Timing Procedures by Subaccount, uniformly to all Owners. The Company also coordinates with the Funds to identify potential market timers, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Market Timing Procedures.



Please note that despite its best efforts, the Company may not be able to detect nor stop all harmful trading.



Deterrence. Once an Owner has been identified as a "market timer" under the Market Timing Procedures, the Company notifies the Owner that from that date forward, for three months from the date the Company mailed the notification letter, the telephone transfer and withdrawal privilege will be revoked. He or she will only be permitted to make transfers or withdrawals by written request with an original signature conveyed through the U.S. mail or overnight delivery service.



In its sole discretion, the Company may revise the Market Timing Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). The Company also reserves the right, to the extent permitted by applicable law, to implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, the Company may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, the Company also reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds.



The Company currently does not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than the Company's in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.



The Company's ability to detect and deter such transfer activity is limited by its operational and technological systems, as well as by its ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite the Company's best efforts, it cannot guarantee that the Market Timing Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. The Company applies the Market Timing Procedures consistently to all Owners without waiver or exception.



Fund Frequent Trading Policies. The Funds have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the polices and procedures the Company has adopted to discourage market timing and other programmed, large, frequent, or short-term transfers.



Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund's ability to apply its respective frequent trading policies and procedures. In addition, if a Fund believes that an omnibus order the Company submits may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent the Company from implementing your request.


Transfer Fee. No charge is made for transfers; however, the Company reserves the right to charge $10 for each transfer after the 12th during a Contract Year. (See CHARGES AND DEDUCTIONS.)

Dollar-Cost Averaging. If elected at the time of the application or at any other time by Written Notice, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) specified dollar amounts from the Money Market Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Money Market or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Money Market Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election by Written Notice; or (3) for three successive months, the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. The Company reserves the right to modify and/or discontinue offering dollar-cost averaging at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any other time by Written Notice, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election by Written Notice; or
(3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to the Company. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to modify or discontinue offering automatic transfer at any time and for any reason.

Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any other time by Written Notice, an Owner may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 1% per allocation. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing. If the owner does not specify a frequency for rebalancing, we will rebalance quarterly. The Company reserves the right to modify and/or discontinue offering the Automatic Personal Portfolio Rebalancing Service at any time and for any reason.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders. At any time on or before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Period on the date Written Notice requesting surrender and the Contract are received at the Company's Home Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an annuity payment option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time on or before the Annuity Date, an Owner may make withdrawals of the Surrender Value. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will withdraw the amount requested from the Contract Value as of the Valuation Day Written Notice requesting the partial withdrawal is received at the Home Office. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owner does not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.


Systematic Withdrawals. If elected at the time of the application or requested at any other time by Written Notice, an Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the systematic withdrawal plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each. Generally, Systematic Withdrawals may only be made from Variable Contract Value. Systematic Withdrawals can be made from the Guaranteed Interest Option to satisfy Required Minimum Distributions. This $100 minimum withdrawal requirement may be waived if the withdrawal is necessary to meet the required minimum distribution under the Code. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments. The Company will continue Systematic Withdrawals even though a surrender charge is deducted. If any specified fund does not have sufficient value to process a systematic withdrawal request, the request will be processed pro-rata from all funds on the contract. Pro-rata Systematic Withdrawals from the Guaranteed Interest Opinion may incur an Interest Adjustment.


The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Notice, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should consult with their tax adviser before electing to participate in the plan. The Company reserves the right to discontinue offering the systematic withdrawal plan at any time.

CONTRACT LOANS

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers before taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan and could cause disqualification of a Section 403(b) contract. The Company will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given. The Owner is responsible for ensuring that the loan is taken and repaid in compliance with applicable requirements of the Code.


When a loan is made, the Company transfers an amount equal to the amount borrowed from the Variable Contract Value or Guaranteed Interest Option Value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account is separate from any Subaccount or Guarantee Period. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account. Amounts transferred from the Guaranteed Interest Option to the Loan Account may be subject to an interest adjustment, if applicable.


The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate information from the Company or Representative or by calling the Company at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.

If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a written notice of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 60 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 60 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 60-day grace period from the end of quarter installment due date. If the amount due by the end of the quarter is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).


Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Periods do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

DEATH BENEFIT BEFORE THE ANNUITY DATE

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to a sole surviving Owner or a new Owner:

      (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

      (2) If the Owner is not the spouse of the deceased Owner he or she may elect, within 60 days of the date the Company receives Due Proof of
            Death:

            (a) to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or

            (b) to apply the Surrender Value within 1 year of the deceased Owner's death to one of the annuity payment options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.

If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum within five years of the deceased annuitant's death. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment within 5 years of the deceased Annuitant's death, the Beneficiary may elect, within 60 days of the date the Company receives due proof of the Annuitant's death, to apply the death benefit to an annuity payment option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. The Company is currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

      (1) payments under the option begin within 1 year of the Annuitant's death; and

      (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

      (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;

      (2) Contract Value as of the date the Company receives Due Proof of Death of the deceased's death; or

      (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.

For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives Due Proof of the Death of Annuitant less any outstanding loan amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

DEATH BENEFIT AFTER THE ANNUITY DATE

If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving annuity payments becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the annuity payment option pursuant to which annuity payments are being made.

ANNUITY PAYMENTS ON THE ANNUITY DATE

The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Notice must be received at the Home Office at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Notice, and (3) the requested Annuity Date must be at least two years after the Contract Date (the Company is currently waiving this limitation for Annuity Payment Options 3 and 4.) (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income annuity payment option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the annuity payment option rather than the adjusted Contract Value. Unless the Owner instructs the Company otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed-annuity payment option and amounts in the Variable Account will be used to provide a variable annuity payment option.

The adjusted Contract Value is the Contract Value:

      (1)   plus or minus any applicable interest adjustment;

      (2) minus any applicable surrender charge if annuity payment option 1 is selected;

      (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

      (4)   minus any applicable loan amount; and

      (5)   minus any applicable premium taxes not yet deducted.

PAYMENTS

Any surrender, partial withdrawal, Contract loan, or death benefit usually will be paid within seven days of receipt of a Written Notice, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

      (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

      (2)   the SEC permits the postponement for the protection of Owners; or

      (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender, partial withdrawal, or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Notice for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

MODIFICATION

Upon notice to the Owner, the Company may modify the Contract:

      (1) to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

      (2) to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

      (3)   to reflect a change in the operation of the Variable Account; or

      (4)   to provide for the addition or substitution of investment options.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

REPORTS TO OWNERS

At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

INQUIRIES

Inquiries regarding a Contract may be made in writing to the Company at its Home Office.

                         THE GUARANTEED INTEREST OPTION

THE GUARANTEED INTEREST OPTION VARIES ACCORDING TO THE STATE IN WHICH THE CONTRACT IS ISSUED. SOLELY FOR THE SAKE OF CONVENIENT REFERENCE, STATES HAVE BEEN DIVIDED INTO THREE CATEGORIES. IN CATEGORY ONE, THE COMPANY OFFERS GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO TEN YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD.

IN CATEGORY 2, THE COMPANY OFFERS A GUARANTEE PERIOD OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED IF GUARANTEE AMOUNTS ARE WITHDRAWN BEFORE THE EXPIRATION OF THAT YEAR.

IN CATEGORY 3, THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST
OPTION.

TO DETERMINE THE GUARANTEED INTEREST OPTION AVAILABLE IN YOUR STATE, FIND THE NAME OF YOUR STATE IN THE LISTS OF STATES BELOW. THEN READ ABOUT THE GUARANTEED INTEREST OPTION AVAILABLE IN THAT STATE.

CATEGORY 1

THE COMPANY, IN CATEGORY 1 STATES, OFFERS GUARANTEE PERIODS VARYING IN DURATION FROM ONE YEAR TO TEN YEARS AND THE COMPANY MAY IMPOSE AN INTEREST ADJUSTMENT ON GUARANTEE AMOUNTS WITHDRAWN PRIOR TO THE EXPIRATION OF A GUARANTEE PERIOD. CATEGORY 1 STATES ARE: ALABAMA, ALASKA, ARIZONA, ARKANSAS, CALIFORNIA, COLORADO, CONNECTICUT, DELAWARE, DISTRICT OF COLUMBIA, FLORIDA, GEORGIA, HAWAII, IDAHO, ILLINOIS, INDIANA, IOWA, KANSAS, KENTUCKY, LOUISIANA, MAINE, MASSACHUSETTS, MICHIGAN, MINNESOTA, MISSISSIPPI, MISSOURI, MONTANA, NEBRASKA, NEVADA, NEW HAMPSHIRE, NEW MEXICO, NORTH CAROLINA, NORTH DAKOTA, OHIO, OKLAHOMA, RHODE ISLAND, SOUTH CAROLINA, SOUTH DAKOTA, TENNESSEE, VERMONT, VIRGINIA, WEST VIRGINIA, AND WYOMING.

In Category 1 states, an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year Guarantee Period has not yet been approved in all states and the Guaranteed Interest Options may not be available in all states. Contact the Company for information on availability in your state.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company. The rates are guaranteed for a selected period of time from one to ten years. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1933 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED INTEREST OPTION VALUE

The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments), and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. The Company may offer one or more Guarantee Periods of one to ten years' duration at any time, but will always offer a Guarantee Period of one year. The Company will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn during the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.

Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Money Market Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If no Guarantee Period of equal duration is available at that time, the Company will reinvest the Guarantee Amount in the next shortest Guarantee Period available. If either of such default Guarantee Periods would extend beyond the Annuity Date of the Contract, the Company will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.

NET PURCHASE PAYMENT PRESERVATION PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the Guaranteed Interest Option and the Variable Account so that at the end of the Guaranteed Period the portion of the initial Net Purchase Payment allocated to the Guarantee Interest Option will equal the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

INTEREST ADJUSTMENT

The Company will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from a Guarantee Period (other than the DCA One Year Guarantee Period) before expiration of the period except when such a withdrawal, surrender, or annuitization occurs during the last 30 days of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn, or annuitized by the following factor:

                              0.70 x (I - J) x n/12
Where:

            I = the guaranteed interest rate then being offered for a new Guarantee Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

            J = the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

            n = the number of complete months remaining until the expiration of the Guarantee Period.

At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender, or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.


The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct the Company as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by the Company as fees or charges. In addition, the application of an Interest Adjustment will not cause the sum of the Surrender Charge and Interest Adjustment to exceed 10% of the amount withdrawn or surrendered.


Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then the Company will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

CATEGORY 2

THE COMPANY, IN CATEGORY 2 STATES, OFFERS GUARANTEE PERIODS OF ONE YEAR AND NO INTEREST ADJUSTMENT IS IMPOSED. CATEGORY 2 STATES INCLUDE: PENNSYLVANIA, TEXAS, UTAH, AND WISCONSIN. CATEGORY 2 STATES MAY ALSO INCLUDE MARYLAND AND NEW JERSEY. MARYLAND AND NEW JERSEY OFFERS WILL BE LIMITED TO THE DCA ONE YEAR GUARANTEE PERIOD ONLY.

In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for one year periods. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three contract years in Maryland and New Jersey. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company, that are guaranteed for one year. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, nor the Guaranteed Interest Option, are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED INTEREST OPTION VALUE

The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to 1) Guarantee Periods, 2) interest credited to Contract Value in Guarantee Periods, 3) transfers of Contract Value out of Guarantee Periods, 4) surrenders and partial withdrawals from Guarantee Periods, and 5) charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

GUARANTEE PERIODS

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one-year period. The one-year period is known as a Guarantee Period. The Company will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One-Year Guarantee Period are not permitted. The last day of the 365-day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One-Year Guarantee Period. At the expiration of a DCA One-Year Guarantee Period, any amount remaining will be transferred to the Money Market Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the interest rates applicable to the upcoming Guarantee Period thirty days prior to the expiration of a Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.

The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner assumes the risk that interest credited may not exceed the minimum guaranteed rate.

The Company will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from the Guaranteed Interest Option.

NET PURCHASE PAYMENT PRESERVATION PROGRAM

An Owner may elect to allocate the initial Net Purchase Payment between the one year Guaranteed Period and the Variable Account so that at the end of the Guarantee Period, the portion of the initial Net Purchase Payment allocated to the Guarantee Amount will equal the initial Net Purchase Payment. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will calculate the portion of any initial Net Purchase Payment that must be allocated to a one-year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.

CATEGORY 3

THE COMPANY DOES NOT INTEND TO OFFER A GUARANTEED INTEREST OPTION IN CATEGORY 3 STATES. CATEGORY 3 STATES ARE: OREGON AND WASHINGTON.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to annuity payment option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by the Company. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

Number of Full Years Between
Date of Purchase Payment and                             Charge as Percentage
     Date of Surrender                                    of Purchase Payment
----------------------------                             --------------------
          0                                                       7%
          1                                                       6%
          2                                                       5%
          3                                                       4%
          4                                                       3%
          5                                                       2%
          6                                                       1%
          7 +                                                     0%

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Notice from the Owner before the Annuity Date, the surrender charge will be waived on any partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 2005, those states include Kansas, New Jersey, Pennsylvania, and Texas.

The Company also offers an Executive Benefits Plan Endorsement in conjunction with certain deferred compensation plans. The executive benefits plan endorsement waives the surrender charges (deferred charges) on the contract (policy) to which it is attached subject to the following conditions:

1. the contract (policy) is surrendered and the proceeds are used to fund a new policy provided through CUNA Mutual Life Insurance Company or an affiliate;

2.    the contract (policy) is owned by a business or trust;

3.    the new contract (policy) is owned by the same entity;

4. the annuitant (insured) under the contract (policy) is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended);

5. the annuitant (insured) under the new contract is also a selected manager or highly compensated employee;

6. we receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first two contract (policy) years, we reserve the right to charge a fee to offset expenses incurred. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

ANNUAL CONTRACT FEE

On each Contract Anniversary prior to the Annuity Date, the Company deducts from the Variable Contract Value an annual Contract fee of $30 to reimburse it for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

ASSET-BASED ADMINISTRATION CHARGE

The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

TRANSFER PROCESSING FEE

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th transfer and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each written request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.

LOST CONTRACT REQUEST

You can obtain a certification of your contract at no charge. There will be a $30 charge for a duplicate contract.

MORTALITY AND EXPENSE RISK CHARGE

To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts or any other purpose.

LOAN INTEREST CHARGE

While a loan is outstanding, loan interest is payable at the end of each Contract Year or, if earlier, on the date of loan repayment, surrender, termination, or death of the Annuitant. Loan interest is charged in arrears on the amount of an outstanding loan. Loan interest that is unpaid when due will be added to the amount of the loan at the end of each Contract Year and will bear interest at the same rate. The Company charges an annual interest rate of 6.50% on loans. After offsetting the 3.00% interest the Company guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 3.50% (annually).

EXECUTIVE BENEFITS PLAN ENDORSEMENT CHARGE


The Company also reserves the right to charge a fee, not to exceed $150, for each partial withdrawal or surrender if it waives surrender charges under the Executive Benefits Plan Endorsement during the first two Contract Years. This fee is intended to offset expenses incurred in providing the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the time of the surrender or partial withdrawal.



CHANGE OF ANNUITANT ENDORSEMENT



The Company offers a Change of Annuitant Endorsement in conjunction with certain deferred compensation plans. This Endorsement permits an Owner that is a business or trust to change the Annuitant at any time when the current Annuitant is alive provided that both the current Annuitant and new Annuitant are selected managers or highly compensated employees of the Owner. Generally, there is no charge for this Endorsement, however, if the Owner exercises the rights under this Endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 to offset the Company's expenses incurred in connection with the Endorsement. The Change of Annuitant Endorsement is subject to a number of conditions.



Generally, there is no charge for this endorsement, however, if the Owner exercises the rights under this endorsement during the first two Contract Years, the Company reserves the right to charge up to $150 to offset the Company's expenses incurred in connection with the endorsement. If a fee is imposed, this fee will be deducted from the Contract Value at the tie of the surrender or partial withdrawal. The Change of Annuitant Endorsement is subject to a number of conditions.



INCOME PAYMENT INCREASE ENDORSEMENT



The Company offers an Income Payment Increase Endorsement on this Contract. Under this Endorsement and subject to the conditions described in the Endorsement, you may increase the annuity payments under any annuity payment option (other than Annuity Payment Option 1) by sending the Company an additional payment of up to $1 million with your Written Request electing an Income Payout Option. The Company deducts any Premium Taxes from the additional payment and the additional amount is added to the Contract Value applied to the annuity payment option. Currently there is no charge for this Endorsement; however, the Company reserves the right to charge up to $150 for the Endorsement. If a charge is assessed, it will be deducted from the additional amount received before it is added to the Contract Value applied to the Income Payment Option.

FUND EXPENSES

Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectus for the Ultra Series Fund) A more detailed description of these fees and expenses may be found in the Fund prospectus, which follows this Prospectus.


Please note that the Funds and their investment adviser are affiliated with the Company. In addition, as discussed under "Servicing Fees" above, the Funds pay the Company for providing certain administrative services.


PREMIUM TAXES

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an annuity payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized.


The Company, upon request, will provide current premium tax rates. To obtain this information, contact the Company at the address and telephone number shown on the first page of this prospectus. As of January 1, 2005, the Contracts offered by this Prospectus were subject to tax in the states shown below:


    State       Non-Qualified   Qualified
    -----       -------------   ---------
California          2.35%         0.50%
Maine               2.00%         0.00%
Nevada              3.50%         0.00%
South Dakota        1.25%         0.00%
West Virginia       1.00%         1.00%
Wyoming             1.00%         0.00%

OTHER TAXES

Currently, no charge is made against the Variable Account for any federal, state, or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits, or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS

ELECTION OF ANNUITY PAYMENT OPTIONS

On the Annuity Date, the adjusted Contract Value will be applied under an annuity payment option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an annuity payment option is not on file at the Company's Home Office on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An annuity payment option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Notice signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Before the Annuity Date, the Owner can apply the entire Surrender Value under an annuity payment option, or a Beneficiary can apply the death benefit under an annuity payment option. The annuity payment options available are described below.

The Company reserves the right to refuse the election of an annuity payment option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an annuity payment option would be less than $2,500, or each annuity payment would be less than $25.00.

FIXED ANNUITY PAYMENTS

Fixed annuity payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the annuity payments, and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

VARIABLE ANNUITY PAYMENTS

The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular annuity payment option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, a Payee may change the selected Subaccount(s) by Written Notice up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

DESCRIPTION OF ANNUITY PAYMENT OPTIONS

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. UNDER THIS OPTION, A PAYEE COULD RECEIVE ONLY ONE PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST PAYMENT, TWO PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND PAYMENT, ETC.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, gender). Age will be determined from the last birthday at the due date of the first payment.

Option 5 - Life Income - Payments Adjusted For Inflation - Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 6 - Joint and Survivor Life Income - Payments Adjusted For Inflation - 10 year Guaranteed Period Certain (Fixed Annuity Payments Only). The proceeds adjusted for inflation as described below are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee. In addition to the 10 year guaranteed period certain, the company currently makes additional periods certain available under this option, including periods certain of 5 years, 15 years, and 20 years.

Option 7 - Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as the original Payee lives. The total amount paid under this option will be at least equal to the Contract Value applied. If the original Payee dies and the total of all annuity payments paid is less than the Contract Value applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the Payee's estate.

Option 8 - Joint and Survivor Life Income - Payments Adjusted For Inflation - Lifetime Payout with Cash Refund (Fixed Annuity Payments Only). We will pay monthly annuity payments adjusted for inflation as described below for as long as either of the original Payees is living. The total amount paid under this option will be at least equal to the Contract Value applied. If at the death of the second surviving Payee, the total of all annuity payments paid is less than the Contract Value

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

applied to this option, the difference will be payable to the successor Payee in a lump sum. If there is no successor Payee, it will be payable to the last surviving Payee's estate.

Adjustments for Inflation. For Options 5, 6, 7, and 8, income payments will be adjusted for inflation at the beginning of each calendar year. The adjustment is based on the percentage increase in the Consumer Price Index - Urban Wage Earners and Clerical Workers (Current Series) for the 12-month period ended September 30 of the prior calendar year. If the change in the index is negative, no adjustment will be made. If the CPI-W is discontinued, a substitute index will be used. Such substitute index may be subject to approval by your state insurance department. We reserve the right to discontinue offering settlement options 5, 6, 7, and 8 if the U.S. Treasury Department no longer issues new Treasury Inflation Protection Securities.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.




                               FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about specific tax implications should consult a competent tax adviser before making a transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated Beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated Beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Surrenders. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

      (1)   made on or after the taxpayer reaches age 59 1/2;

      (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

      (3)   attributable to the taxpayer's becoming disabled;

      (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

      (5) made under certain annuities issued in connection with structured settlement agreements; and

      (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other tax penalties may apply to certain distributions under a Qualified
Contract.

Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

WITHHOLDING

Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


"Taxable eligible rollover distributions" from section 401(a) plans, section 403(b) tax-sheltered annuities, and section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution of any distribution from such plans, to an employee (or employee's spouse or former spouse or beneficiary or alternate payee) except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, IRA 403(b) plan, or to a governmental section 457 plan that agrees to separately account for rollover distributions.


MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans.

Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of a limit specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA up to the lesser of a limit specified in the Code or 100% of compensation includible in the Owner's gross income. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% federal penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they were distributed during the five taxable years beginning with the year in which the conversion was made.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Under a non-governmental
Section 457 plan, all investments are owned by the sponsoring employer, are subject to the claims of the general creditors of the employer, and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change.


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.



Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



Annuity Purchases by Residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is a U.S.-source income that is generally subject to United States federal income tax.



Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


                          DISTRIBUTION OF THE CONTRACTS

The Contracts will be offered to the public on a continuous basis. The Company does not anticipate discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell the Company's variable annuity Contracts and who are also registered representatives of CUNA Brokerage or broker-dealers having selling agreements with CUNA Brokerage or broker-dealers having selling agreements with such broker-dealers. CUNA Brokerage is an indirect wholly-owned subsidiary of CUNA Mutual and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

CUNA Brokerage acts as the principal underwriter, as defined in the Act, of the Contracts for the Variable Account pursuant to an underwriting agreement between the Company and CUNA Brokerage. CUNA Brokerage is not obligated to sell any specific number of Contracts. CUNA Brokerage maintains an Office of Supervisory Jurisdiction at the same address as the Company. CUNA Brokerage's principal business address is 2000 Heritage Way, Waverly, Iowa 50677.

The Company may pay sales commissions to broker-dealers up to an amount equal to 6% of the purchase payments paid under a Contract. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. The Company also may pay other distribution expenses such as agents' insurance and pension benefits, agency expense allowances, and overhead attributable to distribution. In addition, the Company may from time to time pay or allow additional promotional incentives in the form of cash or other compensation. These distribution expenses do not result in any additional charges under the Contracts that are not described under CHARGES AND DEDUCTIONS.

                                LEGAL PROCEEDINGS

The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or the Company.

                                  VOTING RIGHTS

In accordance with its view of current applicable law, the Company will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by the Company in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS

The Company is closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Company is closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS

The Company's financial statements and the financial statements of the Variable Annuity Account are contained in the Statement of Additional Information. The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please contact us at our Home Office.

                              FINANCIAL HIGHLIGHTS


The following information is derived from the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002, 2003 and 2004.



                           2004        2003       2002       2001      2000       1999       1998       1997       1996       1995
                           ----        ----       ----       ----      ----       ----       ----       ----       ----       ----
MONEY MARKET SUBACCOUNT

Unit fair value:
Beginning of period      $   12.89  $   12.97  $   12.96  $   12.67  $   12.12  $   11.72  $   11.31  $   10.91  $   10.55  $ 10.16

End of period                12.83      12.89      12.97      12.96      12.67      12.12      11.72      11.31      10.91    10.55

Percentage increase         (0.47%)    (0.62%)      0.08%      2.29%      4.54%      3.41%      3.63%      3.67%      3.41%    3.83%
in unit value during
period

Number of units          2,325,590  3,257,171  5,442,277  6,807,709  4,000,541  3,485,839  2,280,739  1,551,829  1,492,704  637,911
outstanding at end of
period



                           2004        2003      2002       2001       2000       1999       1998       1997       1996      1995
                           ----        ----      ----       ----       ----       ----       ----       ----       ----      ----
BOND SUBACCOUNT

Unit fair value:
Beginning of period      $   15.73  $   15.48  $   14.46  $   13.54  $   12.70  $   12.79  $   12.21  $   11.52  $  11.36   $  9.89

End of period                16.06      15.73      15.48      14.46      13.54      12.70      12.79      12.21     11.52     11.36

Percentage increase           1.91%      1.61%      7.05%      6.79%      6.61%     (0.70%)     4.75%      5.99%     1.41%    14.86%
in unit value during
period

Number of units          5,759,328  7,714,472  9,807,227  7,754,355  6,267,666  6,071,064  4,554,265  2,755,770  1,686,539  556,749
outstanding at end of
period



                             2004
                             ----
HIGH INCOME SUBACCOUNT

Unit fair value:
Beginning of period       $   10.84

End of period                 11.64

Percentage increase in         7.38%
unit value during period

Number of units           1,140,208
outstanding at end of
period



                       2004       2003       2002        2001       2000        1999       1998       1997       1996      1995
                       ----       ----       ----        ----       ----        ----       ----       ----       ----      ----
BALANCED SUBACCOUNT

Unit fair value:
Beginning of period  $   18.75  $   16.27  $   18.57  $   19.43   $   18.97  $    16.80 $    15.02 $    13.03 $   11.92 $    9.89

End of period            20.03      18.75      16.27      18.57       19.43       18.97      16.80      15.02     13.03     11.92

Percentage increase       6.83%     15.24%    (12.39%)     (4.43%)     2.42%      12.92%     11.85%     15.27%     9.31%    20.52%
in unit value during
period

Number of units      14,502,421 16,417,415 18,645,739 22,697,132  24,438,976 22,086,578 17,694,943 12,307,622 7,783,833 2,698,049
outstanding at end
of period


                        2004       2003       2002        2001       2000        1999        1998       1997      1996      1995
                        ----       ----       ----        ----       ----        ----        ----       ----      ----      ----
GROWTH AND INCOME
STOCK SUBACCOUNT

Unit fair value:
Beginning of period  $    22.66 $    18.25     $23.59  $    26.80 $    26.95  $    23.17 $    19.91  $    15.36 $   12.76     $9.82

End of period             25.12      22.66      18.25       23.59      26.80       26.95      23.17       19.91     15.36     12.76

Percentage increase       10.86%     24.16%    (22.64%)   (11.98%)     (0.56%)     16.31%     16.37%      29.62%    20.38%    29.93%
in unit value during
period

Number of units      12,677,488 14,619,498 17,051,764  21,418,879 23,810,026  21,928,818 18,555,957  14,176,543 8,541,383 2,807,876
outstanding at end
of period




                             2004      2003      2002       2001        2000      1999       1998     1997       1996     1995
                             ----      ----      ----       ----        ----      ----       ----     ----       ----     ----
CAPITAL APPRECIATION
STOCK SUBACCOUNT

Unit fair value:
Beginning of period       $   23.44 $   18.40 $   27.21  $    30.37  $    29.53 $   23.91 $   20.05 $   15.45 $   12.90 $   10.00

End of period                 25.18     23.44     18.40       27.21       30.37     29.53     23.91     20.05     15.45     12.90

Percentage increase            7.42%    27.39%   (32.38%)    (10.41%)      2.84%    23.50%    19.25%    29.77%    19.77%    29.00%
in unit value
during period

Number of units           6,387,458 7,306,209 8,537,540  10,679,690  11,514,350 9,927,977 8,586,442 6,732,473 4,495,720 2,024,589
outstanding at end
of period




                             2004       2003       2002       2001       2000     1999+
                             ----       ----       ----       ----       ----     -----
MID-CAP STOCK SUBACCOUNT

Unit fair value:
Beginning of period       $   15.89  $   12.28  $   15.08  $   13.76  $   11.26  $ 10.00

End of period                 18.16      15.89      12.28      15.08      13.76  $ 11.26

Percentage increase           14.29%     29.40%    (18.57%)     9.59%     22.20% ++12.60%
in unit value during
period

Number of units           3,434,184  3,646,272  3,752,657  3,992,522  3,024,335  835,797
outstanding at end of
period



                              2004
                              ----
MULTI-CAP STOCK
SUBACCOUNT

Unit fair value:
Beginning of period       $   12.54
End of period                 14.03

Percentage increase in        11.88%
unit value during period

Number of units           3,434,184
outstanding at end of
period

                             2004
                             ----
GLOBAL SECURITIES
SUBACCOUNT

Unit fair value:
Beginning of period        $ 13.98
End of period                16.33

Percentage increase in       16.81%
unit value during period

Number of units            132,052
outstanding at end of
period



                             2004
                             ----
INTERNATIONAL STOCK
SUBACCOUNT

Unit fair value:
Beginning of period        $ 13.02
End of period                15.47

Percentage increase in       18.82%
unit value during period

Number of units            596,552
outstanding at end of
period


+1999 data is for the eight-month period ended December 31, 1999.

++Not annualized.





* 1996 data is for the eight-month period beginning May 1, 1996, and ending December 31, 1996.



** 1997 data is for the eight-month period beginning May 1, 1997, and ending December 31, 1997.



*** This investment option became available on May 1, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS
      The Contract
      Incontestability
      Misstatement of Age or Sex
      Participation

PRINCIPAL UNDERWRITER

VARIABLE ANNUITY PAYMENTS
      Assumed Investment Rate
      Amount of Variable Annuity Payments
      Annuity Unit Value

OTHER INFORMATION

EXPERTS

FINANCIAL STATEMENTS




You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at the address or telephone number shown at the beginning of this Prospectus.

                            MEMBERS VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract

This Statement of Additional Information contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with Prospectuses for the Contract.

The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.


                                   May 2, 2005

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS..........................   1

The Contract............................................   1

Incontestability........................................   1

Misstatement of Age or Sex..............................   1

Participation...........................................   1

PRINCIPAL UNDERWRITER...................................   1

VARIABLE ANNUITY PAYMENTS...............................   2

Assumed Investment Rate.................................   2

Amount of Variable Annuity Payments.....................   2

Annuity Unit Value......................................   2

OTHER INFORMATION.......................................   3

EXPERTS.................................................   3

FINANCIAL STATEMENTS....................................   3

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

The Company will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.

                              PRINCIPAL UNDERWRITER

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), an affiliate of CUNA Mutual, is the principal underwriter of the Contracts. The offering of the contract is continuous. CUNA Mutual does not anticipate discontinuing the offering of the Contract, but does reserve the right to do so.

CUNA Brokerage is an Iowa corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CUNA Brokerage is an indirect, wholly owned subsidiary of the Company, and is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. CUNA Brokerage offers the Contract through its sales representatives. CUNA Brokerage also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as the Company's insurance agents.


CUNA Brokerage received $1,171,412.56 in 2004, $1,315,452.03 in 2003, and
$3,670,900.00 in 2002, as commissions for serving as principal underwriter of the Contracts.



The table below shows the commissions and other compensation received by each principal underwriter, who is an affiliated person of the Trust or an affiliated person of that affiliated person, directly or indirectly, from the Trust during the Trust's most recent fiscal year:



                                Net Underwriting      Compensation on
                                 Discounts and        Redemptions and    Brokerage         Other
Name of Principal Underwriter     Commissions           Repurchases     Commissions     Compensation
-----------------------------   ----------------      ---------------   -----------     ------------
CUNA Brokerage Services, Inc.   $   1,171,412.56           None            None            None

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE VARIABLE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the annuity payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

      (1)   is the Accumulation Unit value for the current Valuation Period;

      (2) is the Accumulation Unit value for the immediately preceding Valuation Period;

      (3) is the Annuity Unit value for the immediately preceding Valuation Period; and

      (4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.  Accumulation Unit value for current Valuation Period                             12.56
2.  Accumulation Unit value for immediately preceding Valuation Period               12.55
3.  Annuity Unit value for immediately preceding Valuation Period                   103.41
4.  Factor to compensate for the assumed investment rate of 3.5%                      0.99990575
5.  Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)          103.48

ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
1.   Number of Accumulation Units at Annuity Date                                 1,000.00
2.   Accumulation Unit value                                                    $    18.00
3.   Adjusted Contract Value (1)x(2)                                            $18,000.00
4.   First monthly annuity payment per $1,000 of adjusted Contract Value        $     5.63
5.   First monthly annuity payment (3)x(4) / 1,000                              $   101.34
6.   Annuity Unit value                                                         $    98.00
7.   Number of Annuity Units (5)/(6)                                                  1.034
8.   Assume Annuity Unit value for second month equal to                        $    99.70
9.   Second monthly annuity payment (7)x(8)                                     $   103.09
10.  Assume Annuity Unit value for third month equal to                         $    95.30
11.  Third monthly annuity payment (7)x(10)                                     $    98.54

                                OTHER INFORMATION

A registration statement ("Registration Statement") has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                                     EXPERTS


The financial statements of the subaccounts comprising the CUNA Mutual Life Variable Annuity Account as of December 31, 2004 and for the year then ended and the financial statements of the Company as of December 31, 2004 and for the year then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accountants and independent auditors, respectively, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 North Stetson Avenue, Chicago IL, 60601.



The (i) statement of changes in net assets of the Variable Account as of December 31, 2003, and the financial highlights for the years ended December 31, 2003, 2002 and 2001, and (ii) the consolidated balance sheet of the Company as of December 31, 2003 and the consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows for each of the two years in the period then ended, included herein and elsewhere in the Registration Statement have been included in reliance upon the reports of PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent registered public accounting firm, and upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


The Company's financial statements and the financial statements of the Variable Account are contained in this Statement of Information ("SAI"). The Company's financial statements should be distinguished from the Variable Account's financial statements and you should consider the Company's financial statements only as bearing upon its ability to meet its obligations under the Policies.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
          STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

                                                                                                                         OPPENHEIMER
                                                               MONEY MARKET     BOND      STRATEGIC INCOME  HIGH INCOME  HIGH INCOME
                                                                SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT  SUBACCOUNT
                                                               ------------  -----------  ----------------  -----------  -----------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Money Market Fund, 29,865,005 shares at net asset value
   of $1.00 per share (cost $29,865,005) ....................  $ 29,865,005  $        --   $          --    $        --  $        --

INVESTMENTS IN ULTRA SERIES FUND:
   Bond Fund, 8,942,278 shares at net asset value
   of $10.34 per share (cost $93,185,797) ...................            --   92,459,407              --             --           --

INVESTMENTS IN MFS(R) VARIABLE INSURANCE TRUST(SM):
   Strategic Income Series, 383,409 shares at net asset
   value of $11.25 per share (cost $3,920,001) ..............            --           --       4,313,357             --           --

INVESTMENTS IN ULTRA SERIES FUND:
   High Income Fund, 1,278,338 shares at net asset value
   of $10.40 per share (cost $12,860,895) ...................            --           --              --     13,293,057           --

INVESTMENTS IN OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA, 3,128,743 shares at net asset
   value of $8.80 per share (cost $30,687,973) ..............            --           --              --             --   27,532,941
                                                               ------------  -----------   -------------    -----------  -----------
      Total assets ..........................................    29,865,005   92,459,407       4,313,357     13,293,057   27,532,941
                                                               ------------  -----------   -------------    -----------  -----------

LIABILITIES:
Accrued adverse mortality and expense charges ...............        32,146       98,520           4,588         13,936       29,317
Other accrued expenses ......................................         3,858       11,822             551          1,672        3,518
                                                               ------------  -----------   -------------    -----------  -----------
   Total liabilities ........................................        36,004      110,342           5,139         15,608       32,835
                                                               ------------  -----------   -------------    -----------  -----------
                                                               $ 29,829,001  $92,349,065   $   4,308,218    $13,277,449  $27,500,106
                                                               ============  ===========   =============    ===========  ===========

NET ASSETS:
Contracts in accumulation period ............................  $ 29,821,609  $92,309,862   $   4,306,475    $13,277,449  $27,478,868
Contracts in annuitization period ...........................         7,392       39,203           1,743             --       21,238
                                                               ------------  -----------   -------------    -----------  -----------
   Total net assets .........................................  $ 29,829,001  $92,349,065   $   4,308,218    $13,277,449  $27,500,106
                                                               ============  ===========   =============    ===========  ===========

                See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
    STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004 (CONTINUED)

                                                                               GROWTH AND     CAPITAL                   MULTI-CAP
                                                                                INCOME      APPRECIATION    MID-CAP       GROWTH
                                                                 BALANCED        STOCK         STOCK         STOCK        STOCK
                                                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                               -------------  ------------  ------------  -----------  ------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Balanced Fund, 15,219,482 shares at net asset value of
   $19.11 per share (cost $269,156,719) .....................  $ 290,798,194  $         --  $         --  $        --  $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Growth and Income Stock Fund, 10,464,145 shares at net
   asset value of $30.47 per share (cost $278,432,528) ......             --   318,858,286            --           --            --

INVESTMENTS IN ULTRA SERIES FUND:
   Capital Appreciation Stock Fund, 8,180,927 shares at net
   asset value of $19.68 per share (cost $157,596,510) ......             --            --   161,017,761           --            --

INVESTMENTS IN ULTRA SERIES FUND:
   Mid-Cap Stock Fund, 3,765,056 shares at net asset value
   of $16.58 per share (cost $47,948,927) ...................             --            --            --   62,437,170            --

INVESTMENTS IN ULTRA SERIES FUND:
   Multi-Cap Growth Stock Fund, 8,384,813 shares at net
   asset value of $6.80 per share (cost $43,432,435) ........             --            --            --           --    57,052,903
                                                               -------------  ------------  ------------  -----------  ------------
      Total assets ..........................................    290,798,194   318,858,286   161,017,761   62,437,170    57,052,903
                                                               -------------  ------------  ------------  -----------  ------------

LIABILITIES:
Accrued adverse mortality and expense charges ...............        307,740       336,495       170,247       65,377        60,246
Other accrued expenses ......................................         36,929        40,379        20,430        7,845         7,230
                                                               -------------  ------------  ------------  -----------  ------------
   Total liabilities ........................................        344,669       376,874       190,677       73,222        67,476
                                                               -------------  ------------  ------------  -----------  ------------
                                                               $ 290,453,525  $318,481,412  $160,827,084  $62,363,948  $ 56,985,427
                                                               =============  ============  ============  ===========  ============

NET ASSETS:
Contracts in accumulation period ............................  $ 290,134,064  $318,225,083  $160,783,426  $62,357,324  $ 56,975,376
Contracts in annuitization period ...........................        319,461       256,329        43,658        6,624        10,051
                                                               -------------  ------------  ------------  -----------  ------------
   Total net assets .........................................  $ 290,453,525  $318,481,412  $160,827,084  $62,363,948  $ 56,985,427
                                                               =============  ============  ============  ===========  ============

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
    STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004 (CONTINUED)

                                                                                                T. ROWE
                                                                  GLOBAL      INTERNATIONAL  INTERNATIONAL  DEVELOPING
                                                                SECURITIES        STOCK          STOCK        MARKETS
                                                                SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                               -------------  -------------  -------------  -----------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Global Securities Fund, 187,877 shares at net asset
   value of $11.49 per share (cost $1,729,393) ..............  $   2,159,112  $         --   $         --   $        --

INVESTMENTS IN ULTRA SERIES FUND:
   International Stock Portfolio, 813,688 shares at net
   asset $11.36 per share (cost $6,771,655) .................             --     9,240,247             --            --

INVESTMENTS IN T. ROWE PRICE INTERNATIONAL SERIES, INC.:
   International Stock Portfolio, 2,442,661 shares at net
   asset value of $13.44 per share (cost $32,523,850) .......             --            --     32,829,357            --

INVESTMENTS IN FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
   Developing Markets Securities, 503,918 shares at net
   asset value of $8.67 per share (cost $3,260,629) .........             --            --             --     4,368,970
                                                               -------------  ------------   ------------   -----------
      Total assets ..........................................      2,159,112     9,240,247     32,829,357     4,368,970
                                                               -------------  ------------   ------------   -----------

LIABILITIES:
Accrued adverse mortality and expense charges ...............          2,186         9,604         34,409         4,535
Other accrued expenses ......................................            262         1,153          4,129           544
                                                               -------------  ------------   ------------   -----------
   Total liabilities ........................................          2,448        10,757         38,538         5,079
                                                               -------------  ------------   ------------   -----------
                                                               $   2,156,664  $  9,229,490   $ 32,790,819   $ 4,363,891
                                                               =============  ============   ============   ===========

NET ASSETS:
Contracts in accumulation period ............................  $   2,156,664  $  9,227,569   $ 32,769,722   $ 4,363,891
Contracts in annuitization period ...........................             --         1,921         21,097            --
                                                               -------------  ------------   ------------   -----------
   Total net assets .........................................  $   2,156,664  $  9,229,490   $ 32,790,819   $ 4,363,891
                                                               =============  ============   ============   ===========

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
          STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31,2004

                                                               MONEY                       STRATEGIC       HIGH        OPPENHEIMER
                                                               MARKET          BOND          INCOME       INCOME       HIGH INCOME
                                                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                             ----------    -----------     ----------    ----------    -----------
INVESTMENT INCOME (LOSS):
  Dividend income........................................    $ 307,256     $ 3,785,602     $ 271,184     $ 796,401     $ 1,964,708
  Mortality and expense charges (note 3).................     (430,648)     (1,300,214)      (61,399)     (146,702)       (371,748)
  Administrative charges (note 3)........................      (51,678)       (156,025)       (7,368)      (17,604)        (44,610)
                                                             ---------     -----------     ---------     ---------     -----------
  Net investment income (loss)...........................     (175,070)      2,329,363       202,417       632,095       1,548,350
                                                             ---------     -----------     ---------     ---------     -----------

REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares............           --         286,836        95,223        75,019      (1,254,017)
  Realized gain distributions............................           --              --            --            --              --
                                                             ---------     -----------     ---------     ---------     -----------
  Net realized gain (loss) on investments................           --         286,836        95,223        75,019      (1,254,017)
                                                             ---------     -----------     ---------     ---------     -----------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
 ON INVESTMENTS..........................................           --        (787,440)      (26,633)      170,483       1,771,821
                                                             ---------     -----------     ---------     ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..............................................    $(175,070)    $ 1,828,759     $ 271,007     $ 877,597     $ 2,066,154
                                                             =========     ===========     =========     =========     ===========

                                                                             GROWTH AND      CAPITAL                     MULTI-CAP
                                                                               INCOME      APPRECIATION     MID-CAP       GROWTH
                                                               BALANCED         STOCK         STOCK          STOCK        STOCK
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                             ------------   ------------   ------------   -----------   -----------
INVESTMENT INCOME (LOSS):
  Dividend income........................................    $  6,579,372   $  4,793,663   $  1,112,803   $   564,636   $    17,807
  Mortality and expense charges (note 3).................      (3,722,221)    (3,999,302)    (2,048,428)     (739,070)     (697,057)
  Administrative charges (note 3)........................        (446,667)      (479,916)      (245,811)      (88,688)      (83,647)
                                                             ------------   ------------   ------------   -----------   -----------
  Net investment income (loss)...........................       2,410,484        314,445     (1,181,436)     (263,122)     (762,897)
                                                             ------------   ------------   ------------   -----------   -----------

REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares............       1,784,593      3,207,663     (1,219,312)    1,266,277     1,474,313
  Realized gain distributions............................              --             --             --       904,869     1,769,838
                                                             ------------   ------------   ------------   -----------   -----------
  Net realized gain (loss) on investments................       1,784,593      3,207,663     (1,219,312)    2,171,146     3,244,151
                                                             ------------   ------------   ------------   -----------   -----------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
 ON INVESTMENTS..........................................      14,869,131     28,756,124     13,586,565     5,956,839     3,660,510
                                                             ------------   ------------   ------------   -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..............................................    $ 19,064,208   $ 32,278,232   $ 11,185,817   $ 7,864,863   $ 6,141,764
                                                             ============   ============   ============   ===========   ===========

                See accompanying Notes to Financial Statements.

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
   STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                                T. ROWE
                                                               GLOBAL       INTERNATIONAL     INTERNATIONAL      DEVELOPING
                                                             SECURITIES         STOCK             STOCK           MARKETS
                                                             SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                             ----------     -------------     -------------      ----------
INVESTMENT INCOME (LOSS):
  Dividend income......................................      $   4,355       $   110,166       $   341,712       $  78,156
  Mortality and expense charges (note 3)...............        (20,740)          (99,297)         (414,700)        (53,117)
  Administrative charges (note 3)......................         (2,489)          (11,916)          (49,764)         (6,374)
                                                             ---------       -----------       -----------       ---------
  Net investment income (loss).........................        (18,874)           (1,047)         (122,752)         18,665
                                                             ---------       -----------       -----------       ---------

REALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares..........         74,241           223,855          (659,246)        130,880
  Realized gain distributions..........................             --                --                --              --
                                                             ---------       -----------       -----------       ---------
  Net realized gain (loss) on investments..............         74,241           223,855          (659,246)        130,880
                                                             ---------       -----------       -----------       ---------

NET CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
 ON INVESTMENTS........................................        213,959         1,191,526         4,442,559         707,905
                                                             ---------       -----------       -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................      $ 269,326       $ 1,414,334       $ 3,660,561       $ 857,450
                                                             =========       ===========       ===========       =========

                See accompanying Notes to Financial Statements.

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              MONEY MARKET                              BOND
                                                               SUBACCOUNT                             SUBACCOUNT
                                                  -----------------------------------   ------------------------------------
                                                     YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                  DECEMBER 31,2004   DECEMBER 31,2003   DECEMBER 31,2004    DECEMBER 31,2003
                                                  ----------------   ----------------   ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss) ...............      $   (175,070)      $   (339,889)      $   2,329,363       $   3,948,801
  Net realized gain (loss) on investments ....                --                 --             286,836             976,155
  Net change in unrealized appreciation or
    (depreciation) on investments ............                --                 --            (787,440)         (2,733,575)
                                                    ------------       ------------       -------------       -------------
    Net increase (decrease) in net
     assets from operations ..................          (175,070)          (339,889)          1,828,759           2,191,381
                                                    ------------       ------------       -------------       -------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners .....         2,141,627          1,471,412           1,017,579           5,162,852
  Transfers between subaccounts (including
    fixed accounts), net .....................        (3,562,823)       (10,007,359)        (12,483,478)        (12,863,627)
  Transfers for contract benefits and
    terminations .............................       (10,459,515)       (19,178,964)        (19,187,587)        (24,691,522)
  Contract charges and fees ..................           (96,981)          (317,408)           (185,434)           (293,909)
  Adjustments to annuity reserves ............              (481)                12                (246)              2,742
                                                    ------------       ------------       -------------       -------------
    Net increase (decrease) in net assets from
     contract transactions ...................       (11,978,173)       (28,032,307)        (30,839,166)        (32,683,464)
                                                    ------------       ------------       -------------       -------------
  Total increase (decrease) in net assets ....       (12,153,243)       (28,372,196)        (29,010,407)        (30,492,083)

NET ASSETS:
  Beginning of period ........................        41,982,244         70,354,440         121,359,472         151,851,555
                                                    ------------       ------------       -------------       -------------
  End of period ..............................      $ 29,829,001       $ 41,982,244       $  92,349,065       $ 121,359,472
                                                    ============       ============       =============       =============

                                                           STRATEGIC INCOME                       HIGH INCOME
                                                              SUBACCOUNT                           SUBACCOUNT
                                                 ----------------------------------   -----------------------------------
                                                    YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                 DECEMBER 31,2004  DECEMBER 31,2003   DECEMBER 31,2004  DECEMBER 31,2003*
                                                 ----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss)................      $   202,417       $   231,625       $    632,095       $   350,479
  Net realized gain (loss) on investments.....           95,223            56,792             75,019             4,658
  Net change in unrealized appreciation
   or (depreciation) on investments...........          (26,633)          215,202            170,483           261,678
                                                    -----------       -----------       ------------       -----------
    Net increase (decrease) in net
     assets from operations...................          271,007           503,619            877,597           616,815
                                                    -----------       -----------       ------------       -----------

CONTRACT TRANSACTIONS:
  Payments received from contract owners......               --                 8            346,259           159,326
  Transfers between subaccounts (including
   fixed accounts), net.......................         (276,338)         (369,042)         4,432,131         9,086,820
  Transfers for contract benefits and
   terminations...............................       (1,337,817)         (836,117)        (1,663,718)         (564,868)
  Contract charges and fees...................           (6,195)           (5,887)            (9,381)           (3,532)
  Adjustments to annuity reserves.............              151                30                 --                --
                                                    -----------       -----------       ------------       -----------
    Net increase (decrease) in net assets from
     contract transactions....................       (1,620,199)       (1,211,008)         3,105,291         8,677,746
                                                    -----------       -----------       ------------       -----------
  Total increase (decrease) in net assets.....       (1,349,192)         (707,389)         3,982,888         9,294,561

NET ASSETS:
  Beginning of period.........................        5,657,410         6,364,799          9,294,561                --
                                                    -----------       -----------       ------------       -----------
  End of period...............................      $ 4,308,218       $ 5,657,410       $ 13,277,449       $ 9,294,561
                                                    ===========       ===========       ============       ===========

----------------
* Represents activity for the period of May 1, 2003 through December 31, 2003.

                See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            OPPENHEIMER HIGH INCOME                         BALANCED
                                                                  SUBACCOUNT                               SUBACCOUNT
                                                     -------------------------------------   -------------------------------------
                                                         YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                     DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
                                                     -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss).......................    $  1,548,350       $   2,119,609       $   2,410,484       $   3,470,575
 Net realized gain (loss) on investments............      (1,254,017)         (2,619,317)          1,784,593          (4,168,592)
 Net change in unrealized appreciation or
  (depreciation) on investments.....................       1,771,821           7,236,484          14,869,131          41,710,872
                                                        ------------       -------------       -------------       -------------
    Net increase (decrease) in net assets from
     operations.....................................       2,066,154           6,736,776          19,064,208          41,012,855
                                                        ------------       -------------       -------------       -------------

CONTRACT TRANSACTIONS:
  Payments received from contract owners............              --             123,886           4,389,113           7,354,502
  Transfers between subaccounts (including fixed
  accounts), net....................................      (2,243,351)         (3,786,374)          5,035,919          (3,441,698)
  Transfers for contract benefits and
   terminations.....................................      (4,749,354)         (3,861,514)        (45,395,481)        (40,002,387)
  Contract charges and fees.........................         (46,621)            (54,170)           (376,791)           (578,173)
  Adjustments to annuity reserves...................          (2,759)                174             (19,342)             (1,626)

    Net increase (decrease) in net assets from
     contract transactions..........................      (7,042,085)         (7,577,998)        (36,366,582)        (36,669,382)
                                                        ------------       -------------       -------------       -------------
  Total increase (decrease) in net assets...........      (4,975,931)           (841,222)        (17,302,374)          4,343,473

NET ASSETS:
  Beginning of period...............................      32,476,037          33,317,259         307,755,899         303,412,426
                                                        ------------       -------------       -------------       -------------
  End of period.....................................    $ 27,500,106       $  32,476,037       $ 290,453,525       $ 307,755,899
                                                        ============       =============       =============       =============

                                                            GROWTH AND INCOME STOCK               CAPITAL APPRECIATION STOCK
                                                                  SUBACCOUNT                               SUBACCOUNT
                                                     -------------------------------------  --------------------------------------
                                                         YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                     DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003
                                                     -----------------   -----------------  ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss).......................    $     314,445      $     578,435       $  (1,181,436)      $  (1,425,614)
 Net realized gain (loss) on security
  transactions......................................        3,207,663         (8,968,456)         (1,219,312)         (8,808,348)
 Net change in unrealized appreciation or
  (depreciation) on investments.....................       28,756,124         73,260,157          13,586,565          47,320,121
                                                        -------------      -------------       -------------       -------------
 Net increase (decrease) in net assets from
  operations........................................       32,278,232         64,870,136          11,185,817          37,086,159
                                                        -------------      -------------       -------------       -------------

CONTRACT TRANSACTIONS:
 Payments received from contract owners.............        4,190,966          3,688,366           2,087,752           1,874,795
 Transfers between subaccounts (including
  fixed accounts), net..............................       (1,965,258)        (8,839,834)           (548,533)         (5,378,930)
 Transfers for contract benefits and terminations...      (46,809,176)       (39,032,350)        (22,901,744)        (19,133,038)
 Contract charges and fees .........................         (440,493)          (636,938)           (229,109)           (324,934)
 Adjustments to annuity reserves....................          (16,470)               647              (2,111)                236
                                                        -------------      -------------       -------------       -------------
    Net increase (decrease) in net assets from
     contract transactions..........................      (45,040,431)       (44,820,109)        (21,593,745)        (22,961,871)
                                                        -------------      -------------       -------------       -------------
 Total increase (decrease) in net assets............      (12,762,199)        20,050,027         (10,407,928)         14,124,288

NET ASSETS:
 Beginning of period................................      331,243,611        311,193,584         171,235,012         157,110,724
                                                        -------------      -------------       -------------       -------------
 End of period......................................    $ 318,481,412      $ 331,243,611       $ 160,827,084       $ 171,235,012
                                                        =============      =============       =============       =============

                See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  MID-CAP STOCK                       MULTI-CAP GROWTH STOCK
                                                                    SUBACCOUNT                              SUBACCOUNT
                                                      -------------------------------------   --------------------------------------
                                                         YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                                      DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2004   DECEMBER 31, 2003*
                                                      -----------------   -----------------   -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss)........................    $   (263,122)      $   (427,167)       $   (762,897)      $   (447,775)
 Net realized gain (loss) on investments.............       2,171,146           (503,950)          3,244,151            495,570
 Net change in unrealized appreciation or
  (depreciation) on investments......................       5,956,839         13,460,175           3,660,510          9,959,958
                                                         ------------       ------------        ------------       ------------
   Net increase (decrease) in net assets from
    operations.......................................       7,864,863         12,529,058           6,141,764         10,007,753
                                                         ------------       ------------        ------------       ------------

CONTRACT TRANSACTIONS:
 Payments received from contract owners..............         748,573            770,544           1,008,242            507,899
 Transfers between subaccounts (including fixed
  accounts), net.....................................       2,673,681          3,404,564           2,529,792         47,575,663
 Transfers for contract benefits and terminations....      (6,788,308)        (4,737,641)         (7,386,030)        (3,251,625)
 Contract charges and fees...........................         (81,726)          (103,265)            (89,283)           (58,555)
 Adjustments to annuity reserves.....................            (390)                25                (241)                48
                                                         ------------       ------------        ------------       ------------
   Net increase (decrease) in net assets from
    contract transactions............................      (3,448,170)          (665,773)         (3,937,520)        44,773,430
                                                         ------------       ------------        ------------       ------------
 Total increase (decrease) in net assets.............       4,416,693         11,863,285           2,204,244         54,781,183

NET ASSETS:
 Beginning of period.................................      57,947,255         46,083,970          54,781,183                 --
                                                         ------------       ------------        ------------       ------------
 End of period.......................................    $ 62,363,948       $ 57,947,255        $ 56,985,427       $ 54,781,183
                                                         ============       ============        ============       ============

                                                                        EMERGING GROWTH               GLOBAL SECURITIES
                                                                          SUBACCOUNT                     SUBACCOUNT
                                                                      -------------------   --------------------------------------
                                                                          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                                      DECEMBER 31, 2003**   DECEMBER 31, 2004   DECEMBER 31, 2003*
                                                                      -------------------   -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss).....................................        $   (199,782)         $   (18,874)       $     1,282
 Net realized gain (loss) on investments..........................         (30,622,078)              74,241             21,282
 Net change in unrealized appreciation or
  (depreciation) on investments...................................          34,384,723              213,959            215,760
                                                                          ------------          -----------        -----------
   Net increase (decrease) in net assets from operations..........           3,562,863              269,326            238,324
                                                                          ------------          -----------        -----------

CONTRACT TRANSACTIONS:
 Payments received from contract owners...........................             221,068               60,379              6,683
 Transfers between subaccounts (including fixed accounts), net ...         (47,769,258)             929,170            972,615
 Transfers for contract benefits and terminations.................          (1,968,504)            (264,173)           (52,397)
 Contract charges and fees........................................             (50,285)              (2,491)              (772)
 Adjustments to annuity reserves .................................                  38                    0                  0
                                                                          ------------          -----------        -----------
   Net increase (decrease) in net assets from contract
    transactions..................................................         (49,566,941)             722,885            926,129
                                                                          ------------          -----------        -----------
Total increase (decrease) in net  assets..........................         (46,004,078)             992,211          1,164,453

NET ASSETS:
 Beginning of period .............................................          46,004,078            1,164,453                 --
                                                                          ------------          -----------        -----------
 End of period ...................................................        $         --          $ 2,156,664        $ 1,164,453
                                                                          ============          ===========        ===========

----------
* Represents activity for the period of May 1, 2003 through December 31, 2003.

** Represents activity through May 2, 2003. See note 1.

                See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                              INTERNATIONAL STOCK                   T. ROWE INTERNATIONAL STOCK
                                                                     SUBACCOUNT                              SUBACCOUNT
                                                       --------------------------------------  -------------------------------------
                                                           YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       DECEMBER 31, 2004   DECEMBER 31, 2003*  DECEMBER 31, 2004   DECEMBER 31, 2003
                                                       -----------------   ------------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss).....................       $    (1,047)         $   (13,396)       $   (122,752)       $    (87,409)
 Net realized gain (loss) on investments..........           223,855               13,177            (659,246)         (4,967,293)
 Net change in unrealized appreciation or
  (depreciation) on investments...................         1,191,526            1,277,065           4,442,559          13,176,294
                                                         -----------          -----------        ------------        ------------
    Net increase (decrease) in net assets from
     operations...................................         1,414,334            1,276,846           3,660,561           8,121,592
                                                         -----------          -----------        ------------        ------------

CONTRACT TRANSACTIONS:
 Payments received from contract owners ..........           264,858               54,325                  --             217,042
 Transfers between subaccounts (including fixed
 accounts), net...................................         2,109,400            5,599,844          (1,239,684)         (7,295,616)
 Transfers for contract benefits and
 terminations.....................................        (1,215,825)            (264,442)         (5,367,080)         (4,151,193)
 Contract charges and fees........................            (7,441)              (2,414)            (50,528)            (66,324)
 Adjustments to annuity reserves .................                 5                    0                (895)                138
                                                         -----------          -----------        ------------        ------------
    Net increase (decrease) in net assets from
     contract transactions........................         1,150,997            5,387,313          (6,658,187)        (11,295,953)
                                                         -----------          -----------        ------------        ------------
 Total increase (decrease) in net assets..........         2,565,331            6,664,159          (2,997,626)         (3,174,361)

NET ASSETS:
 Beginning of period .............................         6,664,159                   --          35,788,445          38,962,806
                                                         -----------          -----------        ------------        ------------
 End of period ...................................       $ 9,229,490          $ 6,664,159        $ 32,790,819        $ 35,788,445
                                                         ===========          ===========        ============        ============

                                                                               DEVELOPING MARKETS
                                                                                   SUBACCOUNT
                                                                      -------------------------------------
                                                                          YEAR ENDED         YEAR ENDED
                                                                      DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                      -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ....................................       $    18,665         $    (9,806)
 Net realized gain (loss) on investments .........................           130,880            (306,103)
 Net change in unrealized appreciation or
 (depreciation) on investments ...................................           707,905           1,900,037
    Net increase (decrease) in net assets from                           -----------         -----------
    operations ...................................................           857,450           1,584,128
                                                                         -----------         -----------
CONTRACT TRANSACTIONS:
 Payments received from contract owners ..........................                --              19,558
 Transfers between subaccounts (including fixed accounts), net ...          (271,947)           (793,954)
 Transfers for contract benefits and terminations ................          (616,537)           (333,996)
 Contract charges and fees .......................................            (9,493)             (9,510)
 Adjustments to annuity reserves .................................                --                  --
                                                                         -----------         -----------
    Net increase (decrease) in net assets from
     contract transactions .......................................          (897,977)         (1,117,902)
                                                                         -----------         -----------
  Total increase (decrease) in net assets ........................           (40,527)            466,226

NET ASSETS:
 Beginning of period .............................................         4,404,418           3,938,192
                                                                         -----------         -----------
 End of period ...................................................       $ 4,363,891         $ 4,404,418
                                                                         ===========         ===========

----------------
* Represents activity for the period of May 1, 2003 through December 31, 2003.

                 See accompanying Notes to Financial Statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                         NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

      Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

      The Variable Account currently sells four variable annuity products. These financial statements include the MEMBERS Variable Annuity product.

      The accompanying financial statements include only the Contract owner deposits applicable to the variable portions of the Contracts and exclude deposits for fixed dollar benefits, which are included in the general account of the Company.

      Investments

      The Variable Account currently is divided into fourteen subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests). The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Variable Account invests in shares of certain funds within the Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has ten funds available as investment options under the Contracts. T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust each have one fund available as an investment option under the Contracts. The T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Effective May 2, 2002 the MFS(R) Variable Insurance Trust(SM): Emerging Growth Series investment option was closed to new investors. The Emerging Growth subaccount remained open until May 2, 2003 for the existing investors as an investment option under the Contracts. As of May 2, 2003 all of the remaining unitholders of this subaccount were transferred into the Ultra Series Multi-Cap Growth Stock subaccount. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society (CMIS). CMIS is joined in an agreement of permanent affiliation with the Company, and the companies have a common management team and board of directors.

      T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of
      T. Rowe Price International Series, Inc.

      Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

      OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      Templeton Asset Management Ltd. serves as the investment adviser to the Franklin Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      Investment Valuation

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Transactions are recorded on a trade date basis. Realized gains and losses from security transactions are reported on an average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund.

      Federal Income Taxes

      The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

      Annuity Reserves

      Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   FEES AND CHARGES

      Contract Charges

      SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

      For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

      Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

      ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

      TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

      PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Variable Account Charges

    MORTALITY AND EXPENSE CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25%.

    ADMINISTRATIVE CHARGE. The Company deducts a daily administrative charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4) PURCHASE AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                                    Purchases          Sales
                                                  -------------    -------------
Money Market Fund ............................    $   6,322,338    $  18,493,191
Bond Fund ....................................        4,450,561       33,005,217
Strategic Income Series ......................          324,015        1,743,824
High Income Fund .............................        5,348,585        1,607,017
Oppenheimer High Income Fund .................        1,948,002        7,449,890
Balanced Fund ................................        9,738,052       43,734,436
Growth and Income Stock Fund .................        5,533,092       50,292,399
Capital Appreciation Stock Fund ..............        2,715,457       25,511,701
Mid-Cap Stock Fund ...........................        4,185,716        6,991,240
Multi-Cap Growth Stock Fund ..................        4,486,310        7,417,370
Global Securities Fund .......................        1,320,250          615,202
International Stock Portfolio ................        2,373,749        1,221,107
T. Rowe International Stock Fund .............          342,113        7,128,457
Developing Markets Fund ......................          111,025          990,668
                                                  -------------    -------------
                                                  $  49,199,265    $ 206,201,719
                                                  =============    =============

(5) CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:

                                            MONEY                       STRATEGIC        HIGH       OPPENHEIMER
                                            MARKET          BOND         INCOME         INCOME      HIGH INCOME
                                          SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                          ----------     -----------   ----------     ----------    -----------
Units outstanding at December 31, 2002     5,422,729      9,808,400      482,215             --      3,244,644
Units issued                               2,074,120      4,836,958            2      1,272,346        832,259
Units redeemed                            (4,239,678)    (6,930,886)     (88,441)      (415,029)    (1,489,809)
                                          ----------     ----------     --------      ---------     ----------
Units outstanding at December 31, 2003     3,257,171      7,714,472      393,776        857,317      2,587,094
Units issued                               1,421,261      2,246,250           10      1,197,009            310
Units redeemed                            (2,352,842)    (4,201,394)    (111,509)      (914,118)      (548,644)
                                          ----------     ----------     --------      ---------     ----------
Units outstanding at December 31, 2004     2,325,590      5,759,328      282,277      1,140,208      2,038,760
                                          ==========     ==========     ========      =========     ==========

                                                                           CAPITAL
                                                           GROWTH AND    APPRECIATION      MID-CAP      MULTI-CAP
                                            BALANCED      INCOME STOCK      STOCK           STOCK      GROWTH STOCK
                                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                           ----------     ------------   ------------    ----------    ------------
Units outstanding at December 31, 2002     18,645,739      17,051,764      8,537,540      3,752,657             --
Units issued                                5,922,272       5,212,721      2,928,696      1,645,725      5,662,795
Units redeemed                             (8,150,596)     (7,644,987)    (4,160,027)    (1,752,110)    (1,295,856)
                                           ----------      ----------     ----------     ----------     ----------
Units outstanding at December 31, 2003     16,417,415      14,619,498      7,306,209      3,646,272      4,366,939
Units issued                                4,226,428       3,543,766      2,118,995      1,188,978      1,927,319
Units redeemed                             (6,141,422)     (5,485,776)    (3,037,746)    (1,401,066)    (2,233,390)
                                           ----------      ----------     ----------     ----------     ----------
Units outstanding at December 31, 2004     14,502,421      12,677,488      6,387,458      3,434,184      4,060,868
                                           ==========      ==========     ==========     ==========     ==========

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                 T. ROWE
                                              EMERGING          GLOBAL       INTERNATIONAL    INTERNATIONAL     DEVELOPING
                                               GROWTH         SECURITIES         STOCK           STOCK           MARKETS
                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             ----------       ----------     -------------    -------------     ----------
Units outstanding at December 31, 2002        4,847,127              --              --         4,107,322         841,843
Units issued                                  1,021,808         118,420         926,557         1,123,605         124,676
Units redeemed                               (5,868,935)        (35,147)       (414,708)       (2,300,248)       (342,637)
                                             ----------        --------        --------        ----------        --------
Units outstanding at December 31, 2003               --          83,273         511,849         2,930,679         623,882
                                             ==========
Units issued                                                    178,655         875,495                32              --
Units redeemed                                                 (129,876)       (790,792)         (537,530)       (121,297)
                                                               --------        --------        ----------        --------
Units outstanding at December 31, 2004                          132,052         596,552         2,393,181         502,585
                                                               ========        ========        ==========        ========

(6)   FINANCIAL HIGHLIGHTS

      The Variable Account sells four variable annuity products. The following table displays the financial information for each subaccount offered by the MEMBERS Variable Annuity product.

                                                       At December 31,                        For the Year Ended December 31,
                                          --------------------------------------------     -------------------------------------
                                           Units             Unit           Net Assets     Investment(1)   Expense       Total
                                          (000s)          Fair Value          (000s)       Income Ratio    Ratio(2)    Return(3)
                                          ------          ----------        ----------     -------------   --------    ---------
MONEY MARKET SUBACCOUNT:
2004                                       2,326           $ 12.83           $ 29,829          0.89%         1.40%       (0.47%)
2003                                       3,257             12.89             41,982          0.76%         1.40%       (0.62%)
2002                                       5,423             12.97             70,354          1.49%         1.40%        0.08%
2001                                       6,808             12.96             88,247          3.46%         1.40%        2.29%

BOND SUBACCOUNT:
2004                                       5,759           $ 16.03           $ 92,349          3.64%         1.40%        1.91%
2003                                       7,714             15.73            121,359          4.10%         1.40%        1.61%
2002                                       9,808             15.48            151,852          5.01%         1.40%        7.05%
2001                                       7,754             14.46            112,150          5.98%         1.40%        6.79%

STRATEGIC INCOME SUBACCOUNT:
2004                                         282           $ 15.26           $  4,308          5.53%         1.40%        6.19%
2003                                         394             14.37              5,657          5.30%         1.40%        8.86%
2002                                         482             13.20              6,365          3.80%         1.40%        6.88%
2001                                         705             12.35              8,707          3.82%         1.40%        3.35%

HIGH INCOME SUBACCOUNT:
2004                                       1,140           $ 11.64           $ 13,277          6.82%         1.40%        7.38%
2003*                                        857             10.84              9,295          8.97%         1.40%        8.40%

OPPENHEIMER HIGH INCOME SUBACCOUNT:
2004                                       2,039           $ 13.49           $ 27,500          6.62%         1.40%        7.49%
2003                                       2,587             12.55             32,476          7.82%         1.40%       22.20%
2002                                       3,245             10.27             33,317         10.94%         1.40%       (3.75%)
2001                                       3,947             10.67             42,110         10.24%         1.40%        0.57%

BALANCED SUBACCOUNT:
2004                                      14,502           $ 20.03           $290,454          2.21%         1.40%        6.83%
2003                                      16,417             18.75            307,756          2.58%         1.40%       15.24%
2002                                      18,646             16.27            303,412          2.83%         1.40%      (12.39%)
2001                                      22,697             18.57            421,487          2.91%         1.40%       (4.43%)

GROWTH AND INCOME STOCK SUBACCOUNT:
2004                                      12,677           $ 25.12           $318,481          1.50%         1.40%       10.86%
2003                                      14,619             22.66            331,244          1.59%         1.40%       24.16%
2002                                      17,052             18.25            311,194          1.23%         1.40%      (22.64%)
2001                                      21,419             23.59            505,338          1.03%         1.40%      (11.98%)

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  At December 31,           For the Year Ended December 31,
                                          ------------------------------  ----------------------------------
                                          Units      Unit     Net Assets  Investment(1)  Expense    Total
                                          (000s)  Fair Value    (000s)    Income Ratio   Ratio(2)  Return(3)
                                          ------  ----------  ----------  -------------  --------  ---------
CAPITAL APPRECIATION STOCK SUBACCOUNT:
2004                                       6,387   $  25.18    $160,827       0.68%       1.40%       7.42%
2003                                       7,306      23.44     171,235       0.48%       1.40%      27.39%
2002                                       8,538      18.40     157,111       0.21%       1.40%     (32.38%)
2001                                      10,680      27.21     290,630       0.10%       1.40%     (10.41%)

MID-CAP STOCK SUBACCOUNT:
2004                                       3,434   $  18.16    $ 62,364       0.95%       1.40%      14.29%
2003                                       3,646      15.89      57,947       0.51%       1.40%      29.40%
2002                                       3,753      12.28      46,084       0.46%       1.40%     (18.57%)
2001                                       3,993      15.08      60,206       0.90%       1.40%       9.59%

MULTI-CAP GROWTH STOCK SUBACCOUNT
2004                                       4,061   $  14.03    $ 56,985       0.03%       1.40%      11.88%
2003*                                      4,367      12.54      54,781       0.00%       1.40%      25.40%

EMERGING GROWTH SUBACCOUNT**:
2002                                       4,850       9.49      46,004       0.00%       1.40%     (34.69%)
2001                                       6,303      14.53      91,559       0.00%       1.40%     (34.43%)

GLOBAL SECURITIES SUBACCOUNT:
2004                                         132   $  16.33    $  2,157       0.26%       1.40%      16.81%
2003*                                         83      13.98       1,164       1.65%       1.40%      39.80%

INTERNATIONAL STOCK SUBACCOUNT:
2004                                         597   $  15.47    $  9,229       1.40%       1.40%      18.82%
2003*                                        512      13.02       6,664       0.98%       1.40%      30.20%

T. ROWE INTERNATIONAL STOCK SUBACCOUNT:
2004                                       2,393   $  13.70    $ 32,791       1.03%       1.40%      12.20%
2003                                       2,931      12.21      35,788       1.14%       1.40%      28.66%
2002                                       4,107       9.49      38,963       0.84%       1.40%     (19.37%)
2001                                       5,169      11.77      60,868       1.80%       1.40%     (23.32%)

DEVELOPING MARKETS SUBACCOUNT:
2004                                         503   $   8.68    $  4,364       1.84%       1.40%      22.95%
2003                                         624       7.06       4,404       1.14%       1.40%      50.85%
2002                                         842       4.68       3,938       1.44%       1.40%      (1.47%)
2001                                       1,046       4.75       4,971       0.85%       1.40%      (9.35%)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation, if any, indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

*  For the period of May 1, 2003 through December 31, 2003.

** This investment option was eliminated on May 2, 2003.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account
MEMBERS Variable Annuity Product

We have audited the accompanying statements of assets and liabilities of the Money Market, Bond, Strategic Income, High Income, Oppenheimer High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities, International Stock, T. Rowe International Stock, and Developing Markets Subaccounts (the Subaccounts) comprising CUNA Mutual Life Variable Annuity Account (the Variable Account) of CUNA Mutual Life Insurance Company as of December 31, 2004, the related statements of operations and the statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Variable Accounts management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts of the CUNA Mutual Life Variable Annuity Account of CUNA Mutual Life Insurance Company as of December 31, 2004, the results of their operations and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois

March 4, 2005

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the statement of changes in net assets and financial highlights present fairly, in all material respects, the changes in net assets of the CUNA Mutual Life Variable Annuity Account (the "Variable Account") comprising, respectively, the Money Market, Bond, Strategic Income, High Income, Oppenheimer High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities, International Stock,
T. Rowe International Stock and Developing Markets Subaccounts (the "Subaccounts") for the year ended December 31, 2003 and the financial highlights for the years ended December 31, 2003, 2002 and 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2003 with Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, T. Rowe Price International Series, Inc., and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 11, 2004

CUNA MUTUAL LIFE INSURANCE
COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS
AS OF (DECEMBER 31, 2004 AND 2003) AND FOR THE THREE YEARS ENDED DECEMBER 31, 2004 AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
CUNA Mutual Life Insurance Company:

We have audited the accompanying consolidated balance sheet of CUNA Mutual Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2004, and the related consolidated statements of operations comprehensive income, changes in policyholders' surplus, comprehensive income, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such 2004 consolidated financial statements present fairly, in all material respects, the financial position of the CUNA Mutual Life Insurance Company and their subsidiaries at December 31, 2004, and the results of their operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois

April 20, 2005

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2004 and 2003
(000s omitted)

                                                                                   2004          2003
                                                                                -----------   -----------
ASSETS
Debt securities available for sale at fair value                                $ 2,856,986   $ 2,682,834
Equity securities available for sale at fair value                                  199,317       125,124
Equity in unconsolidated affiliate                                                   20,065        15,171
Mortgage loans                                                                      211,278       242,029
Real estate, at cost, less accumulated depreciation (2004 - $30,697;
  2003 - $27,890)                                                                    39,559        41,336
Policy loans                                                                         94,574        97,269
Short-term investments                                                              190,557       228,114
Other invested assets                                                                42,085        19,875
Cash and cash equivalents                                                            14,325        73,061
                                                                                -----------   -----------

Total cash and investments                                                        3,668,746     3,524,813

Accrued investment income                                                            34,261        36,759
Reinsurance recoverable, net                                                        751,131       700,910
Deferred policy acquisition costs                                                   256,771       234,429
Office properties, equipment and computer software, at cost, less
  accumulated depreciation (2004 - $40,113; 2003 - $38,258)                          11,346        13,941
Other assets and receivables                                                         20,912        19,916
Separate account assets                                                           4,001,641     3,472,382
                                                                                -----------   -----------

Total assets                                                                    $ 8,744,808   $ 8,003,150
                                                                                ===========   ===========

LIABILITIES AND POLICYHOLDERS' SURPLUS
Policyholder account balances                                                   $ 3,085,608   $ 2,943,568
Insurance reserves - life and health                                                822,430       764,828
Unearned premiums                                                                    30,077        29,630
Dividends payable to policyholders                                                   12,159        14,362
Income taxes payable                                                                 11,062         2,135
Deferred income tax liability                                                        36,570        27,586
Accrued postretirement benefit liability                                             29,199        28,386
Accrued pension liability                                                             4,820         4,662
Notes payable                                                                         5,921        15,977
Accounts payable and other liabilities                                              242,049       276,665
Separate account liabilities                                                      4,001,641     3,472,382
                                                                                -----------   -----------

Total liabilities                                                                 8,281,536     7,580,181
                                                                                -----------   -----------

Accumulated other comprehensive income                                               58,997        59,068
Retained earnings                                                                   404,275       363,901
                                                                                -----------   -----------

Total policyholders' surplus                                                        463,272       422,969
                                                                                -----------   -----------
Total liabilities and policyholders' surplus                                    $ 8,744,808   $ 8,003,150
                                                                                ===========   ===========

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                      2004               2003               2002
                                                               -----------------    ---------------    --------------
Revenues:
  Life and health premiums                                     $         183,618    $       159,857    $      139,381
  Net investment income                                                  157,434            156,816           145,337
  Net realized investment gains (losses)                                  18,266             15,577           (29,545)
  Contract charges                                                        76,099             71,791            73,926
  Other income                                                            11,588              9,728             8,292
                                                               -----------------    ---------------    --------------

Total revenues                                                           447,005            413,769           337,391
                                                               -----------------    ---------------    --------------

Benefits and expenses:
  Life and health insurance claims and benefits                          152,181            139,578           113,424
  Interest credited to policyholder account balances                      93,044             84,621            79,026
  Policyholder dividends                                                  25,369             28,009            26,820
  Operating and other expenses                                           125,262            131,458           143,991
                                                               -----------------    ---------------    --------------

Total benefits and expenses                                              395,856            383,666           363,261
                                                               -----------------    ---------------    --------------

Income (loss) before income taxes and equity in net income
  of unconsolidated affiliate                                             51,149             30,103           (25,870)

Income tax expense (benefit)                                              13,973              9,446           (20,454)
                                                               -----------------    ---------------    --------------

Income (loss) before equity in net income of unconsolidated
  affiliate                                                               37,176             20,657            (5,416)

Equity in net income of unconsolidated affiliate,                          3,198              1,781               822
  net of tax
                                                               -----------------    ---------------    --------------

Net income (loss)                                              $          40,374    $        22,438    $       (4,594)
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                2003               2002
                                                               -----------------    ---------------    --------------
Net income (loss)                                              $          40,374    $        22,438    $       (4,594)
                                                               -----------------    ---------------    --------------
Other comprehensive income (loss), net of tax:
 Unrealized net gains (losses) on investment
  securities:
  Unrealized net holding gains arising during
   period                                                                 15,726             28,840            22,645
  Applicable income tax expense on above                                  (5,504)           (10,094)           (7,926)
  Reclassification adjustment for net (gains)
   losses included in net income                                         (15,836)           (10,909)           28,794
  Applicable income tax expense (benefit) on
   above                                                                   5,543              3,818           (10,078)
                                                               -----------------    ---------------    --------------

Other comprehensive income (loss)                                            (71)            11,655            33,435
                                                               -----------------    ---------------    --------------

Comprehensive income                                           $          40,303    $        34,093    $       28,841
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Policyholders' Surplus
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                2003               2002
                                                               -----------------    ---------------    --------------
Retained earnings:
  Balance at beginning of year                                 $         363,901    $       341,463    $      346,057
  Net income (loss)                                                       40,374             22,438            (4,594)
                                                               -----------------    ---------------    --------------

  Balance at end of year                                                 404,275            363,901           341,463
                                                               -----------------    ---------------    --------------

Accumulated other comprehensive income:
  Unrealized investment gains:
     Balance at beginning of year                                         59,068             47,413            13,978
     Unrealized gain (loss) on investment
      securities, net of tax (2004 - $(38); 2003 -
      $6,271; 2002 - $10,320)                                                (71)            11,655            33,435
                                                               -----------------    ---------------    --------------

     Balance at end of year                                               58,997             59,068            47,413
                                                               -----------------    ---------------    --------------

Total policyholders' surplus                                   $         463,272    $       422,969    $      388,876
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                 2003              2002
                                                               -----------------    ---------------    --------------
Cash flows from operating activities:
  Net income (loss)                                            $          40,374    $        22,438    $       (4,594)
    Adjustments to reconcile net income (loss) to net cash
      provided by operating activities:
      Amortization of deferred policy acquisition costs                   33,396             32,505            35,669
      Policy acquisition costs deferred                                  (53,717)           (48,058)          (46,369)
      Depreciation of fixed assets                                         5,880              6,326             5,818
      Deferred income taxes                                                7,430             (4,742)            3,045
      Net realized investment (gains) losses                             (18,266)           (15,577)           29,545
      Policyholder assessments on investment-type contracts              (22,435)           (22,260)          (21,815)
      Interest credited to policyholder account balances                  93,044             84,621            79,026
      Amortization of bond premium and discount                           10,720              8,823             1,284
      Other investment income                                             (2,712)             3,066               484
      Equity in net income of unconsolidated affiliate                    (3,198)            (1,781)             (822)
    Changes in other assets and liabilities:
      Accrued investment income                                            2,498             (5,885)           (4,695)
      Other assets and receivables                                        (7,077)               164           (10,558)
      Insurance reserves                                                  57,602             94,734            22,850
      Unearned premiums                                                   (1,258)              (815)           (1,437)
      Accrued income taxes                                                 8,927              3,577           (21,125)
      Other liabilities                                                     (983)           (29,373)          145,130
                                                               -----------------    ---------------    --------------

Net cash provided by operating activities                      $         150,225    $       127,763    $      211,436
                                                               -----------------    ---------------    --------------

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows, continued
Years Ended December 31, 2004, 2003 and 2002
(000s omitted)

                                                                     2004                 2003              2002
                                                               -----------------    ---------------    --------------
Cash flows from investing activities:
  Purchase of investments:
    Debt securities                                            $      (1,331,845)   $    (1,792,068)   $   (1,350,286)
    Equity securities                                                    (74,966)           (36,136)          (24,622)
    Mortgage loans                                                        (3,499)                 -                 -
    Real estate                                                           (1,410)            (1,176)           (1,228)
    Short-term investments                                               (67,827)           (13,502)         (131,232)
  Proceeds on sale or maturity of investments:
    Debt securities                                                    1,139,746          1,351,244           955,610
    Equity securities                                                     18,670             11,940            26,119
    Mortgage loans                                                        34,250             35,042            30,931
    Real estate                                                              367                  -                 -
    Short-term investments                                                70,288              7,673            37,893
  Purchases of office properties, equipment and computer
    software                                                                (416)              (541)           (5,672)
  Change in policy loans                                                   2,695              2,753             1,253
  Other, net                                                             (12,250)           (22,801)          (12,299)
                                                               -----------------    ---------------    --------------

Net cash used in investing activities                                   (226,197)          (457,572)         (473,533)
                                                               -----------------    ---------------    --------------

Cash flows from financing activities:
  Deposits to policyholder account balances                              418,562            765,847           564,364
  Withdrawals from policyholder account balances                        (391,270)          (440,014)         (284,408)
  Change in notes payable                                                (10,056)            14,751                 -
                                                               -----------------    ---------------    --------------

Net cash provided by financing activities                                 17,236            340,584           279,956
                                                               -----------------    ---------------    --------------

Change in cash and cash equivalents                                      (58,736)            10,775            17,859
Cash and cash equivalents at beginning of year                            73,061             62,286            44,427
                                                               -----------------    ---------------    --------------

Cash and cash equivalents at end of year                       $          14,325    $        73,061    $       62,286
                                                               =================    ===============    ==============

Supplemental disclosures of cash information:
  Cash (refunded) paid during the year for income taxes, net
    of refunds                                                 $           2,383    $        10,612    $       (2,374)
                                                               =================    ===============    ==============

See accompanying notes to consolidated financial statements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(1)   NATURE OF BUSINESS

      CUNA Mutual Life Insurance Company ("CMLIC" or the "Company"), a mutual life insurance company domiciled in Iowa, offers a full range of ordinary life and health insurance and annuity products through face-to-face and direct response distribution systems. Most of its new business is generated from sales to credit union members. The Company owns 50% of MEMBERS Capital Advisors, Inc., a registered investment advisor and 100% of CMIA of Wisconsin, Inc., an insurance agency and holding company. CMIA of Wisconsin, Inc. owns 100% of League Insurance Agency.

      The Company is authorized to sell insurance in the District of Columbia and all states except New York. No single jurisdiction has a significant concentration of business.

(2)   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            BASIS OF PRESENTATION

      The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of CMLIC and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

            USE OF ESTIMATES

      The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investment valuations, deferred policy acquisition costs and insurance reserves are most affected by the use of estimates and assumptions.

            INVESTMENTS OTHER THAN INVESTMENTS IN UNCONSOLIDATED AFFILIATES

      Investments in debt securities, including bonds and redeemable preferred stocks, are classified as available for sale and are carried at fair value. Prepayment assumptions for loan-backed bonds and structured securities were obtained from industry survey values or internal estimates. These assumptions are consistent with the current interest rate environment. The retrospective adjustment method is used to value all such securities.

      Investments in equity securities, including common stocks and nonredeemable preferred stocks, are classified as available for sale and are reported at fair value.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Unrealized gains and losses on investments in debt and equity securities, net of deferred federal income taxes, are included in accumulated other comprehensive income as a separate component of policyholders' surplus.

      Debt and equity securities are considered impaired, and their cost basis is written down to fair value and a realized investment loss recorded, when management expects a decline in value to persist (i.e., the decline is other than temporary). In determining whether an unrealized loss is expected to be temporary, the Company considers severity of impairment, duration of impairment, financial position of the issuer, and the intent and ability of the Company to hold the investment until the fair value has recovered.

      Mortgage loans held for investment are carried at their aggregate unpaid principal balance, net of valuation allowances. Valuation allowances are provided when a mortgage loan becomes impaired. Impairment is determined when it becomes probable the Company will be unable to collect the total contractual amounts due. Impairments are recorded as realized investment losses and are determined based upon the carrying value of the recorded investment in the mortgage loan and the estimated fair value of the underlying collateral.

      Investments in real estate are carried at cost net of accumulated depreciation. The cost of real estate is adjusted for impairment whenever events or circumstances indicate the carrying value of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net realized investment losses.

      Policy loans are reported at their unpaid principal balance.

      Short-term investments, including the reinvestment of cash collateral received for securities lending transactions, are reported at amortized cost, which approximates fair value.

      Other invested assets include investments in limited partnerships and derivatives carried at fair value, as well as receivables resulting from investment transactions.

      Interest income is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income reflects amortization of premiums and accrual of discounts on an effective-yield basis, based upon expected cash flows. Other sources of investment income include real estate operations and derivative activity. Realized gains and losses on the sale of investments are determined based upon the specific identification method.

            DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative instruments, such as interest rate swaps and caps, total return swaps, foreign currency futures, bond and stock index futures, and purchased and written options to help maximize risk adjusted investment returns; reduce interest rate risks of long term assets; control exposure to various credit, currency and market risks; and manage exposure to various equity and fixed income market sectors. Derivatives are stated in the

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      consolidated balance sheets at estimated fair value. Changes in fair value are reported in net income, as are gains and losses at termination.

      CMLIC uses hedge accounting when derivatives are designated, qualify and are highly effective as hedges. Under hedge accounting, changes in fair value of the derivative and the hedged risk are generally recognized together and offset each other when reported in net income.

            EQUITY IN UNCONSOLIDATED AFFILIATE

      Equity in unconsolidated affiliate represents CMLIC's 50% ownership of the common stock of MEMBERS Capital Advisors, Inc., and is accounted for using the equity method.

            CASH AND CASH EQUIVALENTS

      Cash and cash equivalents include deposits in financial institutions, U.S. Treasury bills, money market instruments, and commercial paper with original maturities under 90 days, which are not otherwise restricted.

            OFFICE PROPERTIES, EQUIPMENT AND COMPUTER SOFTWARE

      Office properties, equipment, and computer software are carried at cost net of accumulated depreciation. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets. The useful life of equipment and software is generally three to seven years, while for office properties it is generally twenty years.

            DEFERRED ACQUISITION COSTS

      The costs of acquiring new business that vary with, and are primarily related to, the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs principally include commissions and similar selling expenses, premium taxes, sales costs, and certain policy issuance and underwriting costs. For investment contracts and universal life-type products, these deferred acquisition costs are amortized principally over the expected contract life in relation to the present value of estimated gross profits from mortality, investment, and expense margins. Deferred acquisition costs on participating insurance contracts are amortized over the life of the book of participating contracts at a constant rate based on the present value of the estimated gross margin expected to be realized. For other term life and whole life insurance products, deferred acquisition costs are amortized in relation to expected premiums. For universal life-type, investment and participating insurance contracts, the deferred policy acquisition cost asset is adjusted for the impact on estimated gross profits or gross margins of net unrealized gains and losses on investment securities.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            SEPARATE ACCOUNTS

      The Company issues variable annuities, variable life insurance policies, and certain other insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. Separate account assets are carried at fair value. Separate account liabilities primarily represent the contractholders' claims to the related assets.

      Separate account contract fee income consists of charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in contract charges. Investment income and realized and unrealized investment gains and losses of the separate account assets, except for the portion related to the Company's ownership of the separate accounts, accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Deposits to the separate accounts are not included in consolidated cash flows. Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus.

      Substantially all of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission.

      Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or specified contract anniversary date, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives.

            POLICYHOLDER ACCOUNT BALANCES

      The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies. The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges. Average credited rates ranged from 2.45% to 6.47% in 2004 and 3.16% to 5.72% in 2003. Future
      minimum guaranteed interest rates during the life of the contracts vary from 1.5% to 4.5%.

            INSURANCE RESERVES

      For traditional participating products, future policy benefit reserves are computed using the net level premium method. Mortality and interest rates used are those guaranteed in calculating the cash surrender values. Mortality rates are based on statutory valuation tables and interest rates vary from 2.5% to 5.5%. No provision is made for adverse deviation.

      For other term life and whole life products, future policy benefit reserves are computed using the net level premium method based on assumptions related to estimated future investment yield, mortality, morbidity, withdrawals, and expenses. Mortality, morbidity and withdrawal assumptions reflect the Company's historical experience and industry standards. Interest rate

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      assumptions range from 8.0% to 5.5%. Provisions for adverse deviation have been reflected in the interest assumption and also in the mortality/morbidity assumption when deemed necessary.

      For immediate annuities or similar contracts with life contingencies, the reserve is calculated as the present value of future benefits. The mortality rates used are based on statutory valuation tables and the interest rates used range from 4.0% to 9.5%.

      The Company offers various death benefit guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. Liabilities for variable contract death benefit guarantees are included in policyholder account balances.

      Pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Traditional Long-Duration Contracts and for Separate Accounts" in 2004, the liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for those guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. Adoption of this Statement of Position did not have a material impact on the Company's consolidated balance sheet or Statement of Operations.

            REVENUE, BENEFIT, AND EXPENSE RECOGNITION

      Term life and whole life insurance premiums are recognized as premium income when due. Revenue is recognized at the time of issue on immediate annuity and supplemental contracts that subject the Company to longevity risk (risk that the Company will have to make payments contingent upon the continued survival of an insured or insureds). Related policy benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

      Amounts collected on policies not subject to significant mortality or longevity risk, principally group annuity and deferred annuity contracts (investment contracts), are recorded as increases in policyholder account balances. Revenue for investment contracts consists of net investment income as well as policy fees assessed against the policyholder account balance such as administration and surrender charges, which are recorded as contract charges in the accompanying consolidated financial statements. Expenses consist of interest credited to contracts, benefits incurred in the period in excess of related policyholder account balances and policy maintenance costs.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Universal life-type policies are insurance contracts with terms that are not fixed or guaranteed. Amounts received as payments for such contracts are credited to policyholder account balances. Revenues from universal life-type policies, which are recorded as contract charges in the accompanying consolidated financial statements, consist of fees assessed against policyholder account balances for surrender charges, cost of insurance, and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefits incurred in the period in excess of related policyholder account balances.

      Profits from investment contract and universal life-type policies are recognized in relation to the expected gross profit stream of the product (fees, charges, and investment income reduced by related expenses).

            INCOME TAXES

      The provision for income taxes includes amounts currently payable and deferred income taxes, which result from differences between financial reporting and tax bases of assets and liabilities. Recorded deferred tax amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted.


            BENEFIT PLANS

      The Company recognizes costs for its defined benefit pension plans and postretirement benefits on an accrual basis as employees perform services to earn the benefits. Postretirement benefits are generally funded on a pay-as-you-go basis. The cost of benefits provided to former or inactive employees after employment but before retirement are recognized during an employee's service years if they meet certain requirements.

            REINSURANCE

      Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the underlying direct policies ceded and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported net in the statements of operations. A receivable is recorded for the portion of benefits paid that are reinsured and a reinsurance recoverable is recorded for insurance reserves reinsured and a prepaid reinsurance asset is recorded for unearned premiums that relate to policies that have been reinsured.

            FOREIGN EXCHANGE

      The Company's financial statements are impacted by changes in foreign currency exchange rates on investment holdings denominated in foreign currency. The foreign exchange impact of investment holdings classified as available for sale are included with unrealized investment gains in accumulated other comprehensive income as a separate component of policyholders' surplus. The foreign exchange impacts on all other investment holdings are reflected as transaction gains and losses in the Company's consolidated statements of operations.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            FAIR VALUE OF FINANCIAL INSTRUMENTS

      Accounting standards require disclosure of fair value information about certain on- and off-balance sheet financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not readily available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows.

      Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. In addition, the tax ramifications of the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been taken into consideration.

      The following methods and assumptions were used by the Company in estimating the fair value disclosures for significant financial instruments:

      Cash and Cash Equivalents, Short-term Investments, and Accrued Investment
      Income: the carrying amounts for these instruments approximate their fair values due to their short term nature.

      Policy Loans: policy loans are considered an integral part of the underlying insurance policies. Because policy loans are often repaid by reducing policy benefits and due to their variable maturity dates, it is not practicable to estimate their fair value.

      Investment Securities: fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values of equity securities are based on quoted market prices.

      Mortgage Loans: the fair values for mortgage loans are estimated using discounted cash flow analyses with interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral.

      Derivative Financial Instruments: the fair value of derivatives is based upon an estimate, using discounted cash flow techniques, of the amount which would be required to close the derivative position given the current market environment, or upon broker quotes. Fair values for derivatives traded on an exchange are based on quoted market prices.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Investment-Type Contracts: the fair value of the Company's liabilities under investment-type insurance contracts such as annuities and other policyholder deposit contracts is based on the account balance less applicable surrender charges and considering applicable market value adjustments.

      Notes Payable: the short-term note payable has a variable interest rate and the carrying amount is a reasonable estimate of fair value. The other note payable is discounted using cash flow techniques as described for mortgage loans.

            EMERGING ACCOUNTING MATTERS

      In 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46R, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46R"). FIN 46R provides guidance to identify variable interest entities ("VIEs") and requires consolidation by their primary beneficiary. A VIE is defined as an entity in which either
      1) the equity investors, if any, do not have a controlling financial interest, or 2) the equity investment at risk is insufficient to finance that entity's activities without receiving additional subordinated financial support from other parties. An enterprise whose investment in a VIE absorbs the majority of the VIE's expected losses or receives a majority of its expected residual returns is considered a primary beneficiary, although not all VIEs will have a primary beneficiary. FIN 46R is not effective until 2005 for non-public entities and implementation is not expected to have a material impact on the Company's consolidated balance sheet.

      In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its cost basis an impairment exists for which determination must be made as to whether the impairment is temporary or other than temporary. In September 2004, the FASB issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF 03-1-a is issued as final guidance. The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS 115, "Accounting for Certain Investments in Debt and Equity Securities." For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

      In May 2004, the FASB issued FSP FAS 106-2 to address the accounting implications of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("Act"). The Act, which was signed into law on December 8, 2003, provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria. The Company believes that its prescription drug benefits qualify for the subsidy and recognized the impact of the Act in 2004, which reduced its accumulated postretirement benefit obligation by $5,956.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(3)   INVESTMENTS

            DEBT SECURITIES

      The amortized cost, gross unrealized gains and losses and estimated fair values of debt securities at December 31, 2004 and 2003 are as follows:

                                                     Gross Unrealized
                                Amortized            ----------------                 Estimated
December 31, 2004                 Cost            Gains              Losses           Fair Value
-----------------              -----------   ---------------   -----------------    ---------------
U.S. government and agencies   $   134,878   $         1,260   $            (383)   $       135,755
States and political
  subdivisions                      11,263                21                (122)            11,162
Foreign government securities      293,166            20,308              (2,349)           311,125
Domestic corporate securities    1,189,663            34,673              (2,917)         1,221,419
Mortgage-backed and other
  structured securities          1,092,940            17,273              (3,418)         1,106,795
Foreign corporate securities        68,820             2,237                (327)            70,730
                               -----------   ---------------   -----------------    ---------------
Total debt securities          $ 2,790,730   $        75,772   $          (9,516)   $     2,856,986
                               ===========   ===============   =================    ===============

                                                     Gross Unrealized
                                Amortized            ----------------                 Estimated
December 31, 2003                 Cost            Gains             Losses            Fair Value
-----------------              -----------   ---------------   -----------------    ---------------
U.S. government and agencies   $   183,140   $         3,077   $            (112)   $       186,105
States and political
  subdivisions                       7,264                17                 (91)             7,190
Foreign government securities      270,360            17,001                 (43)           287,318
Domestic corporate securities    1,096,108            45,711              (3,339)         1,138,480
Mortgage-backed and other
  structured securities            977,961            22,540              (4,614)           995,887
Foreign corporate
  securities                        65,529             2,583                (258)            67,854
                               -----------   ---------------   -----------------    ---------------
Total debt securities          $ 2,600,362   $        90,929   $          (8,457)   $     2,682,834
                               ===========   ===============   =================    ===============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The amortized cost and estimated fair values of investments in debt securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed and other structured securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                      Amortized       Estimated
                                                        Cost         Fair Value
                                                   ---------------   -----------
Due in one year or less                            $       184,828   $   184,395
Due after one year through five years                      783,676       801,709
Due after five years through ten years                     587,802       615,287
Due after ten years                                        141,484       148,800
Mortgage-backed and other structured securities          1,092,940     1,106,795
                                                   ---------------   -----------

Total debt securities                              $     2,790,730   $ 2,856,986
                                                   ===============   ===========

            EQUITY SECURITIES

      The cost, gross unrealized gains and losses, and estimated fair value of investments in equity securities at December 31 are as follows:

                                        Gross              Gross            Estimated
                                      Unrealized         Unrealized           Fair
                        Cost            Gains              Losses             Value
                      ---------       ----------         ----------         ---------
2004                  $ 167,221       $   32,812         $     (716)        $ 199,317
2003                    108,879           17,044               (799)          125,124

            MORTGAGE LOANS

      The Company's mortgage portfolio consists mainly of commercial mortgage loans made to customers throughout the United States. All outstanding commercial mortgage loans are secured by completed income-producing properties. At December 31, 2004 the commercial mortgage portfolio had an average remaining life of 4.5 years, with all principal in the total mortgage portfolio due prior to 2020. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one major metropolitan area are not greater than 15% of the aggregate mortgage loan portfolio balance (at December 31, 2004, the company held 19.6% in California, which is the highest concentration in one state), and loans of no more than 2% of the aggregate mortgage loan portfolio balance are made to any one borrower.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            NET INVESTMENT INCOME

      Sources of net investment income for the years ended December 31 are summarized as follows:

                                             2004              2003             2002
                                         -------------    --------------    ------------
Gross investment income:
    Debt securities                      $     126,975    $      126,633    $    115,323
    Equity securities                            3,753             1,662           1,678
    Mortgage loans                              20,467            22,881          24,216
    Real estate                                  9,888             9,195           8,928
    Policy loans                                 6,433             6,658           6,721
    Derivative financial instruments            (1,667)           (1,844)         (1,273)
    Short-term investments and other             1,295             1,668           1,653
                                         -------------    --------------    ------------

                                               167,144           166,853         157,246
Investment expenses                             (9,710)          (10,037)        (11,909)
                                         -------------    --------------    ------------

Net investment income                    $     157,434    $      156,816    $    145,337
                                         =============    ==============    ============

            NET REALIZED INVESTMENT GAINS (LOSSES)

      Sources of realized gains (losses) for the years ended December 31 are summarized as follows:

                                              2004             2003             2002
                                         -------------    --------------    ------------
Debt securities:
  Gross gains from sales                 $      20,039    $       30,920    $     13,461
  Gross losses from sales                       (7,945)           (9,960)        (20,053)
  Other                                          5,797               (38)            594
  Impairment losses                             (3,378)           (8,928)         (6,518)
Equity securities:
  Gross gains from sales                         3,447             4,534           1,536
  Gross losses from sales                         (755)             (384)        (16,303)
  Impairment losses                               (645)           (2,956)         (2,922)
Mortgage loans                                       -             1,099               -
Real estate                                         19                 -               -
Derivative financial instruments                   352             1,094           1,178
Other                                            1,335               196            (518)
                                         -------------    --------------    ------------

Net realized investment gains (losses)   $      18,266    $       15,577    $    (29,545)
                                         =============    ==============    ============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Proceeds from the sale of debt securities were $658,214, $940,941, and $607,210 in 2004, 2003 and 2002, respectively. Proceeds from the sale of equity securities were $17,959, $11,906, and $25,750 in 2004, 2003 and
      2002, respectively.

            NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                             2004              2003             2002
                                         -------------    --------------    ------------
Debt securities                          $      66,256    $       82,472    $     89,537
Equity securities                               32,096            16,245          (5,560)
Short-term investments                             (34)                -             (15)
Deferred policy acquisition cost
 adjustments                                   (12,220)          (14,240)        (17,122)
Other                                            4,644             6,365           6,102
Deferred income taxes                          (31,745)          (31,774)        (25,529)
                                         -------------    --------------    ------------

Net unrealized investment gains          $      58,997    $       59,068    $     47,413
                                         =============    ==============    ============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The amortized cost and associated unrealized investment losses for investments in debt and equity securities for which the fair value had temporarily declined and remained below cost as of December 31, 2004 were as follows:

                                              Unrealized       Unrealized
                                             Loss Period      Loss Period
                                             Under Twelve    Twelve Months
                                                Months         or Greater         Total
                                             ------------    -------------    -------------
Amortized cost of debt securities with
   unrealized investment losses:
   U.S. government and agencies              $     67,699    $           -    $      67,699
   States and political subdivisions               10,998                -           10,998
   Foreign government securities                   38,213           19,040           57,253
   Domestic corporate securities                  317,512           21,592          339,104
   Mortgage-backed and other structured
      securities                                  373,839           44,245          418,084
   Foreign corporate securities                    14,418            2,142           16,560
                                             ------------    -------------    -------------

   Total amortized cost of debt
      securities with unrealized
      investment losses                      $    822,679    $      87,019    $     909,698
                                             ============    =============    =============

Unrealized investment losses on debt
   securities:
   U.S. government and agencies              $        383    $           -    $         383
   States and political subdivisions                  122                -              122
   Foreign government securities                      925            1,424            2,349
   Domestic corporate securities                    2,580              337            2,917
   Mortgage-backed and other structured
      securities                                    2,624              794            3,418
   Foreign corporate securities                       122              205              327
                                             ------------    -------------    -------------

   Total unrealized investment losses on
      debt securities                        $      6,756    $       2,760    $       9,516
                                             ============    =============    =============

Cost of equity securities with unrealized
   investment losses                         $     15,304    $           -    $      15,304
Unrealized investment losses on equity
   securities
                                                      716                -              716
                                             ============    =============    =============

      At December 31, 2004, the Company owned 227 debt securities with a fair value of $900,182 in an unrealized investment loss position. Of these, 20, with a fair value of $84,259 have been in an unrealized loss position for twelve or more months. The $2,760 unrealized loss represents a three percent price impairment. The price impairment on the remaining 207 debt

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      securities is less than one percent. Out of the $900,182 representing the fair value of debt securities in an unrealized loss position, $868,637 relates to investment grade securities. The unrealized losses can be attributed primarily to interest rate and credit quality spread changes since the securities were first acquired and the Company believes they are temporary. In determining whether these unrealized losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, financial position of the issuer, and the intent and ability of the Company to hold the investment until the market price has recovered.

      At December 31, 2004, the Company had 17 stocks with a fair value of $14,588 in an unrealized loss position. Of these, none have been in an unrealized position for more than twelve months. The Company believes that the unrealized losses related to the 17 stocks are temporary. In general, in determining whether these losses are expected to be temporary, the Company considers severity of impairment, duration of impairment, forecasted market price recovery, and the intent and ability of the Company to hold the investment until the market price has recovered.

            SECURITIES LENDING AGREEMENTS

      The Company is party to securities lending agreements to earn fee income. Unrelated parties borrow securities from the Company and must deposit cash or short-term investments as collateral equal to a minimum of 102% of the fair value of the loaned securities. The security custodian monitors the collateral position daily. The Company remains the beneficial owner and the loaned securities are included with debt securities. At December 31, 2004 and 2003, the fair value of securities loaned by the Company totaled $177,499 and $212,304, respectively.

      The amount of collateral received is invested in short-term securities and is included in the consolidated balance sheets as short-term investments with a corresponding liability included in accounts payable and other liabilities. The fair value of collateral held was $181,322 and $216,634 at December 31, 2004 and 2003, respectively.

            DERIVATIVE FINANCIAL INSTRUMENTS

      Consistent with its asset allocation strategy, the Company utilizes derivative financial instruments to help maximize risk-adjusted investment returns; to reduce interest rate risks of long-term assets; to control exposure to various credit, currency, and market risks; and to manage exposure to various equity and fixed income market sectors.

      Futures Contracts: futures contracts are a commitment to purchase or deliver securities or currency in the future at a predetermined price or yield, and are usually settled in cash. When a futures contract is entered, a margin account is established with the broker based on the requirements of the futures exchange. During 2003, the Company utilized equity index futures to help achieve strategic asset allocation targets. All such contracts were closed out prior to December 31, 2003 and no equity index futures were utilized in 2004.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The Company utilizes short positions in foreign currency futures to manage the foreign currency fair value risk exposure to securities investments denominated in foreign currencies. Foreign currency futures designated to the foreign currency risk of Japanese yen, British pound and Euro denominated long-term bonds are classified as foreign currency fair value hedges. The Company measures the effectiveness of the foreign currency fair value hedge based on the changes in fair value attributable to changes in spot prices. The change in the fair value of the foreign currency futures related to the changes in the difference between the spot price and the futures price is therefore excluded from the assessment of hedge effectiveness. Based on this measurement of effectiveness, the foreign currency fair value hedges using short foreign currency futures contracts were no more than four percent ineffective. Foreign currency futures that cannot be designated to specific foreign currency risk are not accounted for under hedge accounting.

      Interest Rate Swaps: the Company uses interest rate swaps to reduce market risks from changes in interest rates and to properly align the risk characteristics of assets and liabilities. Under interest rate swaps the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. The interest rate swap contracts are entered into pursuant to master agreements that normally provide for a single net payment to be made by one counterparty at each due date. The Company accrues the net periodic settlement amount of interest rate swap agreements into income.

      Total return swaps: the Company uses total return swaps to gain exposure to various market sectors. Under total return swaps the Company agrees with other parties to exchange, at specified intervals, the difference between the total return on an index or basket of securities and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Consistent with its asset allocation strategy, the Company entered into commercial mortgage backed security swaps to gain additional exposure to the investment grade commercial mortgage backed securities market and high yield swaps to gain additional exposure to the high yield bond market. Generally, no cash is exchanged at the outset of a total return swap contract and no principal payments are made by either party. Normally, a single net payment is made by one of the counterparties at each due date. The net periodic payment accrued is recorded in income.

      Credit Default Swaps: the Company gained exposure to certain fixed-income credits by entering into credit default swap contracts in 2003. In return for periodic payments of interest based on LIBOR, the Company agreed to acquire certain fixed income securities in the event of default of that security. There were no credit default swap contracts open at December 31, 2003 and none were used in 2004.

      Options: options are contracts that grant the purchaser, for a premium payment, the right to receive an amount of money based on a specified formula within a specified period of time. The Company issues market index certificates, equivalent to a written option. In return for the premium received, the Company agrees to pay the participant a percentage of the market price

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      increase of an equity index above an agreed upon strike price at the end of a specified term. The Company mitigates risk from these agreements by purchasing over-the-counter call options with identical terms.

      The Company is exposed to credit losses in the event of nonperformance by the counterparties to its swap and option agreements. The Company monitors the credit standing of the counterparties and anticipates that the counterparties will be able to fully satisfy their obligations under the contracts given their high credit ratings. The futures contracts are traded on a regulated exchange and have little or no counterparty risk.

      The following tables provide a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2004 and 2003:

                               Carrying        Notional               Fair Value
                                 Value          Amount          Assets       Liabilities
                              -----------    ------------    ------------    -----------
   December 31, 2004
Interest rate and total
  return swaps                $      (560)   $    175,000    $        132    $       692
Financial futures                  (4,656)        310,442             225          4,881
Purchased option contracts          2,957          15,860           2,957              -
Written option contracts           (2,957)        (15,860)              -          2,957
                              -----------    ------------    ------------    -----------

Total derivative financial
  instruments                 $    (5,216)   $    485,442    $      3,314    $     8,530
                              ===========    ============    ============    ===========

   December 31, 2003
Interest rate and total
  return swaps                $      (176)   $    230,000    $      2,122    $     2,298
Financial futures                  (4,142)        236,555               -          4,142
Purchased option contracts          2,142          25,284           2,142              -
Written option contracts           (2,142)        (25,284)              -          2,142
                              -----------    ------------    ------------    -----------

Total derivative financial
  instruments                 $    (4,318)   $    466,555    $      4,264    $     8,582
                              ===========    ============    ============    ===========

            EQUITY IN UNCONSOLIDATED AFFILIATE

      CMLIC owns 50% of the common stock of MEMBERS Capital Advisors, Inc. ("MCA"), a registered investment advisor. At December 31, 2004, MCA had assets of $46,757 and liabilities of $6,628. MCA had net income of $9,839 in 2004, $5,480 in 2003, and $2,690 in 2002.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            ASSETS DESIGNATED

      Iowa law requires that assets equal to a life insurer's legal reserve must be on deposit with the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2004 and 2003, bonds and notes, mortgage loans and policy loans with a carrying value of $2,459,068 and $2,235,770, respectively, were designated for Iowa and various other regulatory authorities as required by law.

            ASSET RESTRICTIONS

      Certain policyholder account balances are legally part of the Company's separate accounts. However, the assets supporting them are reported in the consolidated balance sheets with the general account assets because the company retains the risk of investment gains and losses. Debt securities with a fair value of $501,004 and $581,940 as of December 31, 2004 and 2003, respectively, are available only to satisfy obligations to these contract holders.

(4)   INCOME TAX

      The Company files a consolidated life-non-life federal income tax return with its wholly-owned subsidiaries. The Company has entered into a tax sharing agreement with its affiliates under Reg. Section 1.1552-1(a)(1) and 1.1502-33(d)(3). The agreement provides that the allocation of tax expense between the Company and its affiliates is to be based on a ratio of each company's federal income tax, as if it were filing a separate return, to the total federal income tax as calculated on the consolidated federal income tax return. Income tax credits are allocated to companies within the consolidated tax group based on the tax benefit that the consolidated tax group receives from each company.

      Income tax expense (benefit) attributable to income from operations for the years ended December 31 is as follows:

                                          2004            2003           2002
                                      ------------    ------------    -----------
Current tax expense (benefit)         $      6,543    $     14,188    $   (23,499)
Deferred tax expense (benefit)               7,430          (4,742)         3,045
                                      ------------    ------------    -----------

Total income tax expense (benefit)    $     13,973    $      9,446    $   (20,454)
                                      ============    ============    ===========

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Income tax expense (benefit) for the years ended December 31 differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes and equity in net income of unconsolidated affiliate due to the items listed in the following reconciliation:

                                                 2004            2003           2002
                                             ------------    ------------   ------------
Tax expense (benefit) computed at federal
 corporate tax rate                          $     17,902    $     10,536   $     (9,054)
Meals and entertainment                                71              73            101
Tax-exempt interest                                   (64)           (117)          (181)
Dividends-received deduction                       (1,055)           (802)          (681)
Differential earnings rate tax                          -               -         (9,000)
Income tax benefit related to prior years            (213)             75         (1,216)
Other, net                                         (2,668)           (319)          (423)
                                             ------------    ------------   ------------

Total income tax expense (benefit)           $     13,973    $      9,446   $    (20,454)
                                             ============    ============   ============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows:

                                                2004               2003
                                           ---------------     ------------
Deferred tax assets:
    Insurance reserves                     $        52,290     $     35,399
    Dividends payable to policyholders               2,448            3,577
    Unearned revenue                                10,306           38,223
    Pension and other employee benefits             12,406           12,199
    Real estate investments                              -            4,024
    Net operating loss                               2,697                -
    Other                                            1,173              910
                                           ---------------     ------------

Gross deferred tax assets                           81,320           94,332
                                           ---------------     ------------

Deferred tax liabilities:
    Deferred policy acquisition costs               75,691           69,096
    Unrealized gains                                31,745           31,774
    Investment income                                   96              500
    Deferred revenue                                 1,422            7,900
    Fixed assets                                     1,046            2,920
    Real estate investments                            262                -
    Other                                            7,628            9,728
                                           ---------------     ------------

Gross deferred tax liabilities                     117,890          121,918
                                           ---------------     ------------

Net deferred income tax liability          $       (36,570)    $    (27,586)
                                           ===============     ============

      Management believes that all gross deferred tax assets at December 31, 2004 and 2003 are fully realizable and, consequently, no valuation allowance has been established.

(5)   RELATED-PARTY TRANSACTIONS

      The Company and CUNA Mutual Insurance Society ("CUNA Mutual"), a Wisconsin life and health insurer, entered into an agreement of permanent affiliation (the Agreement) effective in 1990. The terms of the Agreement include provisions for reinsurance of each company's future individual life business; the joint development of business plans and distribution systems for the sale of individual insurance and financial services products within the credit union market; and provision for the sharing of certain resources and facilities. Because of the affiliation, certain expenses of the Company are paid by CUNA Mutual and vice-versa. These

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      expenditures are periodically reimbursed, generally monthly. Details related to reinsurance agreements between the companies are described in note 6.

      The Company and CUNA Mutual are parties to agreements with MEMBERS Capital Advisors, Inc. ("MCA") for investment advisory services. MCA, 50% of which is owned by the Company and 50% owned by CUNA Mutual, manages substantially all of the Company's invested assets in accordance with policies, directives, and guidelines established by the Company. The Company incurred MCA investment management fees totaling $2,199, $2,350, and $2,213 in 2004, 2003 and 2002, respectively. CUNA Mutual and its subsidiaries incurred MCA investment management fees totaling $2,150, $2,550, and $3,358 for 2004, 2003 and 2002, respectively.

      The Company invests in mutual funds managed by MCA. The carrying value of these investments was $73,117 and $65,567 at December 31, 2004 and 2003, respectively.

      CUNA Brokerage Services, Inc. ("CBSI"), a subsidiary of CUNA Mutual, is a broker dealer representing the Company in the sale of certain variable annuity, variable universal life and other products which require a broker dealer. Under a cost sharing agreement, CBSI reimburses the Company for various services, office space, equipment and other items incurred on behalf of CBSI. CMLIC received $5,901 in 2004, $4,069 in 2003 and $4,063 in 2002, related to the cost sharing agreement. CBSI also reimburses the Company for commissions CMLIC pays its representatives for CBSI related business. CMLIC received reimbursements for total commissions from CBSI of $47,565 in 2004, $40,196 in 2003, and $41,195 in 2002.

      Balances due from MCA and CUNA Mutual and its affiliates are reported as other assets and receivables and accounts payable and other liabilities in the accompanying consolidated balance sheets. Amounts due from affiliates were $7,566 and $7,853 at December 31, 2004 and 2003, respectively. Amounts due to affiliates were $29,146 and $20,980 at December 31, 2004 and 2003, respectively.

(6)   REINSURANCE

      The Company enters into reinsurance agreements for the purpose of limiting its exposure to loss on any one single insured, to diversify its risk and limit its overall financial exposure, and to comply with the affiliation agreement with CUNA Mutual. The Company has the risk of loss in the event that a reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The effects of reinsurance on premiums and on claims and benefits for the years ended December 31 is as follows:

                                 2004            2003              2002
                              ----------    --------------    -------------
Premiums:
  Direct                      $   91,450    $       77,449    $      64,312
  Assumed from affiliates        109,910            97,384           88,386
  Ceded to affiliates             (6,537)           (6,348)          (6,200)
  Ceded to non-affiliates        (11,205)           (8,628)          (7,117)
                              ----------    --------------    -------------

Net premiums                  $  183,618    $      159,857    $     139,381
                              ==========    ==============    =============

Claims and benefits:
  Direct                      $  117,947    $      108,705    $      93,080
  Assumed from affiliates         48,223            43,018           34,195
  Ceded to affiliates             (7,592)           (6,524)          (6,100)
  Ceded to non-affiliates         (6,397)           (5,621)          (7,751)
                              ----------    --------------    -------------

Net claims and benefits       $  152,181    $      139,578    $     113,424
                              ==========    ==============    =============

      At December 31, 2004 and 2003, reinsurance recoverables on insurance reserves and unearned premiums of $751,131 and $700,911, respectively, were reported as assets of which $729,179 and $683,280 were recoverable from CUNA Mutual and one of its subsidiaries.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(7)   DEFERRED POLICY ACQUISITION COSTS

      A summary of policy acquisition costs deferred and amortized is shown in the following table:

                                                 2004              2003                2002
                                             -----------       ------------        -------------
  Balance at beginning of year               $   234,429       $    215,994        $     218,067
  Policy acquisition costs deferred               53,717             48,058               46,369
  Policy acquisition costs amortized             (33,395)           (32,505)             (35,669)
  Effect of net unrealized gains
   (losses) on securities                          2,020              2,882              (12,773)
                                             -----------       ------------        -------------

Balance at end of year                       $   256,771       $    234,429        $     215,994
                                             ===========       ============        =============

(8)   BENEFIT PLANS

      The Company has a noncontributory defined benefit pension plan covering substantially all regular full-time employees and agents. Retirement benefits are based on compensation and years of service. Certain employees are also eligible for a non-qualified defined benefit plan. The Company's policy is to fund pension costs as required to meet the minimum funding requirements under the Employee Retirement Income Security Act of 1974. Substantially all the benefit plan assets shown in the table below are invested in the Ultra Series Fund, a family of mutual funds which is managed by MCA.

      The Company has postretirement benefit plans which provide certain medical and life insurance benefits to eligible participants and dependents. The cost of postretirement benefits is recognized over the period the employees perform services to earn the benefits.

      The following table summarizes information about the plans at December 31:

                                            Pension Benefits              Other Postretirement Benefits
                                         2004             2003                2004           2003
                                     ------------    --------------       ------------    -------------
Fair value of plan assets at
   December 31                       $     70,928    $       66,573       $          -    $           -
Benefit obligation at
   December 31                            (84,049)          (79,335)           (26,205)         (24,300)
                                     ------------    --------------       ------------    -------------

Funded status at December 31         $    (13,121)   $      (12,762)      $    (26,205)   $     (24,300)
                                     ============    ==============       ============    =============

Liability recognized in the
   consolidated balance
   sheet                             $     (4,820)   $       (4,662)      $    (29,199)   $     (28,386)
                                     ============    ==============       ============    =============

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The accumulated benefit obligations for the pension plan were $71,036 and $66,783 at December 31, 2004 and 2003 respectively.

      The following tables provide information for the plans for the years ended December 31:

                                                 2004          2003           2002
                                               --------      --------       --------
Pension benefits:
  Employer contributions                       $  4,256      $ 12,919       $      -
  Benefit payments                                5,491         5,683          2,013
  Net periodic benefit cost                       4,414         4,801          3,614
                                               ========      ========       ========

Other postretirement benefits:
  Employer contributions                       $  1,432      $    751       $    709
  Benefit payments                                1,432           751            709
  Net periodic benefit cost                       2,245         2,553          4,184
                                               ========      ========       ========

      The actuarial assumptions used to develop the components of pension and other postretirement benefit expense for the years ended December 31 were as follows:

Discount rate                                       6.0%          6.3%           6.5%
Expected long-term rate of return on plan
  assets                                            8.0%          8.0%           8.0%
Assumed rate of compensation increase               4.7%          4.7%           5.0%

      The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation are 12% reduced over a period of 20 years to 3.5% for 2004 and 11.0% reduced over a period of 20 years to 4.0% for 2003. The discount rate used in determining the accumulated postretirement benefit obligation is 6.0% in 2004 and 6.5% in 2003.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            CASH FLOWS

      Expected employer contributions and future benefit payments for the years ended December 31 are as follows:

                                                    Other        Other           Other
                                                   Benefits     Benefits        Benefits
                                      Pension       Before      Medicare         After
                                      Benefits      Subsidy      Subsidy        Subsidy
                                      --------     --------     --------       ---------
Estimated future benefit payments:
    2005                              $  2,778     $  1,641     $      -       $   1,641
    2006                                 3,037        1,792         (156)          1,636
    2007                                 3,358        1,952         (183)          1,769
    2008                                 3,719        2,115         (215)          1,900
    2009                                 4,069        2,274         (252)          2,022
    2010-2014                           25,962       14,233       (1,897)         12,336

            PLAN ASSET INFORMATION

      The Company's pension plan allocation at December 31, by asset category, as a percentage of plan assets, and the target allocation, is shown below:

                                                                             Target
                                    2004                 2003              Allocation
                                    -----                -----             ----------
Asset category:
  Equity securities                  64.3%                65.1%                60.0%
  Debt securities                    35.7%                34.9%                40.0%
                                    -----                -----                -----
Total                               100.0%               100.0%               100.0%
                                    =====                =====                =====

      The company invests its pension plans' assets with the goal of meeting its short and long term obligations, employing optimization techniques to achieve the highest expected return under a target level of portfolio risk. The portfolio risk target is based on the pension plans' funded status, payout features, and participants' characteristics. This methodology takes into account asset class correlations to assure appropriate portfolio diversification. Asset class allocations are allowed to drift around target with a small tolerance to changes in overall portfolio risk. Derivatives may be used to maintain the target allocation.

      The expected rates of return and variance for each asset class are derived using statistical techniques based on long-term historical data. Returns and correlations are adjusted slightly to reflect recent trends and portfolio manager expectations.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

            OTHER POSTEMPLOYMENT BENEFITS

      The Company has a plan to provide severance pay and continuation of certain life and health benefits to qualifying inactive or former employees after employment but before retirement. Such costs are recognized during an employee's service years if he or she meets certain requirements. The liability for other postemployment benefits was $3,317 and $4,454 at December 31, 2004 and 2003, respectively.

            DEFINED CONTRIBUTION PLANS

      The Company has defined contribution thrift and savings plans which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to a participant's contribution, up to a maximum of 5% of a participant's salary. The Company match is vested according to plan schedules. The Company's contributions for the years ended December 31, 2004, 2003 and 2002 were $2,982, $2,987 and $3,847, respectively.

(9)   STATUTORY FINANCIAL DATA

      The Company is subject to statutory regulations as to maintenance of policyholders' surplus.

      Risk-Based Capital (RBC) requirements promulgated by the NAIC require U.
      S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2004, the Company's adjusted surplus exceeds minimum requirements.

      CMLIC files statutory-basis financial statements with insurance regulatory authorities. The Iowa Department of Commerce, Insurance Division has allowed CMLIC to use an accounting practice which differs in some respects from prescribed statutory accounting practices (permitted practices). This permitted practice relates to the carrying value of fixed maturity securities held in the separate account which support certain funding agreements. The use of this permitted practice decreased reported statutory surplus by $678 and $1,436 as of December 31, 2004 and 2003, respectively.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      A reconciliation of the Company's statutory net income and surplus to GAAP net income and policyholders' surplus for the years ended and at December 31 is as follows:

                                                                 2004                 2003                 2002
                                                              ---------            ----------            ---------
Statutory net income (loss)                                   $  23,215            $      309            $ (29,271)
Adjustments:
    Deferred policy acquisition costs                            19,088                15,553               10,701
    Insurance reserves                                           (3,657)              (15,257)              17,390
    Federal income taxes                                         (6,106)                4,863               (3,092)
    Pension benefits                                                809                (1,847)              (2,750)
    Realized gains (losses)                                      (1,499)               (1,933)                 486
    Derivative financial instruments                             11,776                20,737                3,450
    Other                                                        (3,252)                   13               (1,508)
                                                              ---------            ----------            ---------

GAAP net income (loss)                                        $  40,374            $   22,438            $  (4,594)
                                                              =========            ==========            =========

                                                                2004                  2003                 2002
                                                              ---------            ----------            ---------
Statutory surplus                                             $ 287,272            $  250,898            $ 210,075
Adjustments:
    Deferred policy acquisition costs                           256,771               234,429              215,994
    Insurance reserves                                          (96,196)             (108,316)             (78,928)
    Carrying value of available for sale debt
      securities adjusted to fair value                          58,038                71,457               81,387
    Asset valuation reserve for life insurance
      companies                                                  66,129                51,997               44,011
    Unearned revenue                                            (22,420)              (23,062)             (24,509)
    Real estate valuation                                        (1,598)               (1,598)              (1,598)
    Accrued postretirement benefit liability                    (15,133)              (14,434)             (13,896)
    Dividends payable to policyholders                           12,094                14,321               13,560
    Accrual for pension benefits                                (14,435)              (15,244)              (7,753)
    Federal income taxes                                        (49,889)              (39,668)             (47,039)
    Derivative financial instruments                                  -                     -               (2,970)
    Other                                                       (17,361)                2,189                  542
                                                              ---------            ----------            ---------

GAAP policyholders' surplus                                   $ 463,272            $  422,969            $ 388,876
                                                              =========            ==========            =========

(10)  COMMITMENTS AND CONTINGENCIES

      The Company is liable for guaranty fund assessments related to unaffiliated insurance companies that have become insolvent during 2004 and prior years. The Company includes a provision for all known assessments that will be levied as well as an estimate of amounts that it believes will be assessed in the future relating to past insolvencies.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

      The Company has established a liability of $1,200 in 2004 and $1,000 in 2003 for guaranty fund assessments. The Company also estimates the amount recoverable from future premium tax payments related to these assessments and has established an asset of $950 in 2004 and $800 in 2003. Recoveries of assessments from premium taxes are generally made over a five-year period.

      The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

(11)  NOTES PAYABLE

      The Company entered into an advances, collateral pledge and security agreement with the Federal Home Loan Bank of Des Moines ("FHLB") and $5,000 and $15,000 was outstanding as of December 31, 2004 and 2003, respectively. As a condition of the agreement, the Company must purchase FHLB common stock and is allowed to borrow up to a multiple of that stock ownership and post collateral to secure any advances. Based on those terms, an additional $6,624 was available to CMLIC at December 31, 2004. The Company has pledged debt securities with a fair value of $11,624 to collateralize advances made under the agreement. Interest is calculated daily at floating rates ranging from 1.14% to 2.53% and is payable monthly. Borrowings from the FHLB are used for short-term cash flow management and are typically settled within one month.

      The Company has an outstanding liability of $921 and $977 as of December 31, 2004 and 2003, respectively, as a result of a non-recourse interest-free loan and grant made by the Community Redevelopment Agency of the City of Los Angeles, California in 1996. The loan is secured by real estate with an appraisal value that exceeds the loan principal balance. The loan is being amortized on a straight-line basis over 240 months beginning in 2001. Payments totaling approximately $55 annually are due through 2021.

CUNA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
Notes to Consolidated Financial Statements
(000s omitted)

(12)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

      The carrying amounts and estimated fair values of the Company's significant financial instruments at December 31 are as follows:

                                                       2004                                    2003
                                           Carrying            Estimated           Carrying           Estimated
                                            Amount             Fair Value           Amount            Fair Value
                                         -------------       -------------        ------------       ------------
Financial instruments recorded
  as assets:
    Debt securities                      $   2,856,986       $   2,856,986        $  2,682,834       $  2,682,834
    Equity securities                          199,317             199,317             125,124            125,124
    Mortgage loans                             211,278             235,807             242,029            268,821
    Short-term investments                     190,557             190,557             228,114            228,114
    Cash and cash equivalents                   14,325              14,325              73,061             73,061

    Accrued investment income                   34,261              34,261              36,759             36,759
    Derivatives                                  3,314               3,314               4,264              4,264

Financial instruments recorded
  as liabilities:
    Investment-type contracts               (2,590,633)         (2,522,745)         (2,446,832)        (2,397,708)
    Notes payable                               (5,921)             (5,581)            (15,977)           (15,614)
    Derivatives                                 (8,530)             (8,530)             (8,582)            (8,582)

                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors
CUNA Mutual Life Insurance Company


In our opinion, the accompanying consolidated balance sheet and related consolidated statements of income, comprehensive income, changes in policyholders' surplus and cash flows present fairly, in all material respects, the financial position of CUNA Mutual Life Insurance Company and its subsidiaries at December 31, 2003, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 8, 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      All required financial statements are included in Part B.

(b)   Exhibits

      1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

      2.    Not Applicable.

      3.(a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

      (b) Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

      4.(a) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

      (b) State Variations to Contract Form No. 2800. Incorporated herein by reference to post-effective amendment number 10 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 27, 2000.

      (c) TSA Endorsement. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 1998.

      (d) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

      (e) Roth IRA Endorsement. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

      (f) Executive Benefit Plan Endorsement. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

      (g) Amendment to Contract, form no. 2002-VAIAMEND. Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

      5.(a) Variable Annuity Application. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.

      (b) State Variations to Application Form No. 1676. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

      (c) State Variations to Application Form No. 99-VAAPP. Incorporated herein by reference to post-effective amendment number 9 to this Form N-4 registration statement (File NO. 33-73738) filed with the Commission on April 22, 1999.

      6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

      (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

      (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 12 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 28, 2002.

      7.    Not Applicable.

      8.(a) Letter Agreement between Rowe Price-Fleming International, Inc. and the Company dated April 1, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999.


      (b) Form of Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.

      (c) Participation Agreement between MFS Variable Insurance Trust and the Company dated November 21, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999. Form of First Amendment to Participation Agreement dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.



      (d) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and the Company, dated February 20, 1997. Incorporated herein by reference to post-effective amendment number 8 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on February 24, 1999. Form of Amendment No. 2 to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.



      (e) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and the Company dated May 1, 2000. Incorporated herein by reference to post-effective amendment number 11 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 17, 2001. Form of Amendment to Participation Agreement dated October 2, 2002. Incorporated herein by reference to post-effective amendment number 14 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 29, 2003.


      9. Opinion of Counsel from Barbara L. Secor, Esquire. Incorporated herein by reference to post-effective amendment number 7 to this Form N-4 registration Statement (File No. 33-73738) filed with the Commission on April 17, 1998.


      10.   Deloitte & Touche LLP Consent. PricewaterhouseCoopers LLP Consent


      11.   Not applicable.

      12.   Not applicable.

      13.   Not applicable.

      14.   Not applicable.


Powers of Attorney.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY



Name                                Position/Office
----                                ---------------
DIRECTORS

Eldon R. Arnold**                   Director & Vice Chairman
James L. Bryan**                    Director
Loretta M. Burd**                   Director & Chairman of the Board
Joseph J. Gasper, Jr.**             Director
Thomas R. Graham**                  Director
Jerald R. Hinrichs**                Director
Thomas C. Jones**                   Director
Victoria W. Miller**                Director
C. Alan Peppers**                   Director
Jeff Post**                         Director
Neil A. Springer**                  Director
Farouk D.G. Wang**                  Director
Larry T. Wilson**                   Director

EXECUTIVE OFFICERS

James E. Gowan**                    CUNA Mutual Life Insurance Company*
                                    Chief Officer - Sales & Marketing

Michael S. Daubs**                  CUNA Mutual Life Insurance Company*
                                    Chief  Officer - Investments

Lon Sprecher**                      CUNA Mutual Life Insurance Company*
                                    Chief Officer - CU Protection & Employee
                                    Solutions

Rick R. Roy**                       CUNA Mutual Life Insurance Company
                                    Chief Officer - Technology

Jeffrey D. Holley**                 CUNA Mutual Life Insurance Company
                                    Chief Officer - Finance

Reid A. Koenig***                   CUNA Mutual Life Insurance Company*
                                    Chief Officer - Operations

David Lundgren**                    CUNA Mutual Life Insurance Company
                                    Chief Administrative Officer

Daniel E. Meylink, Sr.**            CUNA Mutual Life Insurance Company*
                                    Chief Officer - Lending Solutions Group

Faye Patzner**                      CUNA Mutual Life Insurance Company*
                                    Chief Officer - Legal

Jeff Post**                         CUNA Mutual Life Insurance Company*
                                    President and Chief Executive Officer


* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

*** Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

         Persons Controlling, Controlled by or Under Common Control with
   THE INVESTMENT ADVISER, PRINCIPAL UNDERWRITER, SPONSORING INSURANCE COMPANY



CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.



                          CUNA Mutual Insurance Society
                    Organizational Chart As Of June 10, 2004



CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1953*
State of domicile: Wisconsin


CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.    CUNA Mutual Investment Corporation
      Business: Holding Company
      October 15, 1972*
      State of domicile: Wisconsin

      CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

            a.    CUMIS Insurance Society, Inc.
                  Business: Corporate Property/Casualty Insurance
                  May 23, 1960*
                  State of domicile: Wisconsin

            b.    CUNA Brokerage Services, Inc.
                  Business: Brokerage
                  July 19, 1985*
                  State of domicile: Wisconsin

            c.    CUNA Mutual General Agency of Texas, Inc.
                  Business: Managing General Agent
                  August 14, 1991*
                  State of domicile: Texas


                        (1)   MEMBERS Financial Services, Inc.

                              Business: Local Recording Agent (LRA) for the selling of property and casualty coverage to Texas CU members Incorporated September 5, 1973 under the name of Members Insurance Agency, Inc., later changed its name to CUNA Mutual Insurance Agency of Texas, Inc., and effective August 7, 2003, changed its name again to MEMBERS Financial Services, Inc.

                              Ownership: For Regulatory purposes, MEMBERS
                              Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.

                              State of domicile: Texas


            d.    MEMBERS Life Insurance Company
                  Business: Credit Disability/Life/Health
                  February 27, 1976*
                  State of domicile: Wisconsin
                  Formerly CUMIS Life & CUDIS

            e.    International Commons, Inc.
                  Business: Special Events
                  January 13, 1981*
                  State of domicile: Wisconsin

            f.    CUNA Mutual Mortgage Corporation
                  Business: Mortgage Servicing
                  November 20, 1978* Incorporated
                  December 1, 1995 Wholly Owned
                  State of domicile: Wisconsin

            g.    CUNA Mutual Insurance Agency, Inc.
                  Business: Leasing/Brokerage
                  March 1, 1974*
                  State of domicile:
                  Wisconsin Formerly CMCI Corporation

                  CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                        (1)   CUNA Mutual Insurance Agency of New Mexico, Inc.
                              Business: Brokerage of Corporate & Personal Lines June 10, 1993*
                              State of domicile: New Mexico

                        (2) CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.

                  Business: Property & Casualty Agency
                  June 24, 1993*
                  State of domicile: Mississippi



            (3)   CUNA Mutual Insurance Agency of Massachusetts, Inc.
                  Business: Brokerage of Corporate & Personal Lines January 27, 1995*
                  State of domicile: Massachusetts


h.    Stewart Associates Incorporated
      Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical
      Breakdown
      March 6, 1998
      State of domicile: Wisconsin

i.    CMG Mortgage Assurance Company
      Formerly Investors Equity Insurance Company, Inc.
      Business: Private Mortgage Insurance
      50% ownership by CUNA Mutual Investment Corporation
      50% ownership by PMI Mortgage Insurance Company
      Incorporated in California on March 3, 1969
      Acquired by CUNA Mutual Investment Corporation April 14, 1994 State of domicile: Wisconsin

j.    CUNA Mutual Business Services, Inc.
      Business: Financial Services
      Incorporated April 22, 1974
      Wholly owned March 6, 2000
      State of domicile: Wisconsin





k.    Lending Call Center Services, LLC
      Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions Incorporated June 24, 2002
      Owned by a sole Class A Owner - APPRO Systems, Inc.
      Owned by a sole Class B Owner - CUNA Mutual Investment Corporation



l.    MEMBERS Trust Company (MTC)
      Business: MTC will offer an array of estate financial planning services to members through their credit unions.
      Incorporated 2003
      MTC will operate independently from Suncoast and CUNA Mutual with shares of ownership to be sold to credit unions and credit union entities.



m.    Lenders Protection, LLC
      Business: Limited Liability Company
      Owned 50% CUNA Mutual Insurance Society and 50% Open Lending, Inc. State of domicile: Delaware

n.    CUNA Mutual Insurance Society Political Action Committee
      Business: Increase the effectiveness of CUNA Mutual Group's participation in lobbying and other legislative advocacy activities.
                  Created: June 24, 2004





2.    C.U.I.B.S. Pty. Ltd.
      Business: Brokerage
      February 18, 1981*
      Country of domicile: Australia

3.    CUNA Caribbean Insurance Society Limited
      Business: Life and Health
      July 4, 1985*
      Country of domicile: Trinidad and Tobago


      CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:



            a.    CUNA Caribbean Insurance Services Limited
                  Business: Consultants, Advisors and Managers for Insurance & Pension Plans Incorporated November 26, 1991
                  Country of domicile: Trinidad and Tobago



4.    CUNA Mutual Australia Holding Co. Pty. Ltd.
      Business: Holding Company
      September 17, 1999*
      Country of domicile: Australia


      CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:


            a.    CUNA Mutual Life Australia, Ltd.
                  Business: Life Insurance
                  October 15, 1999
                  Country of domicile: Australia



5.    CUNA Mutual Group, Limited
      Business: Brokerage
      May 27, 1998
      Country of domicile: U.K.



6.    CUNA Mutual Group Services (Ireland) Limited
      Business: Insurance Services
      (currently seeking authorization to provide Sales & Marketing Services) June 6, 2003
      Country of domicile: Ireland


* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.    C.U. Insurance Services, Inc./Oregon
      50% ownership by CUNA Mutual Insurance Agency, Inc.
      50% ownership by Oregon Credit Union League
      December 27, 1989

2.    The CUMIS Group Limited
      63.3% ownership by CUNA Mutual Insurance Society
      December 31, 1991

      The CUMIS Group Limited is the 100% owner of the following companies:

            a.   CUMIS Life Insurance Company
                 Business: Creditor Group, Individual Life and Disability Insurance January 1, 1977
                 Country of domicile: Canada

            b.   CUMIS General Insurance Company
                 Business: Property & Casualty Insurance
                 July 1, 1980
                 Country of domicile: Canada

            c.   MemberCARE Financial Services Limited
                 Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE
                 Financial Services Program
                 August 1, 1993
                 Country of domicile: Canada

            d.   MemberCARE Financial Services Partnership
                 Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life
                 Insurance Company.
                 January 1, 1997 - CUMIS Life purchased
                 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
                 Country of domicile: Canada

            e.   Canadian Northern Shield Insurance Company
                 Business: Property & Casualty Insurance
                 February 1, 1985
                 Country of domicile: British Columbia, Canada

            f.   CUMIS Services Limited
                 Business: Acquisitions and Insurance Agency Management Services June 1, 2000
                 Country of domicile: Canada

            g.   WESTCU Insurance Services Limited
                 Business: Insurance Agency Management

                  June 21, 2000
                  Country of domicile: Westminster, Canada


      The CUMIS Group Limited is the 50% owner of the following companies:



            a.    CREDENTIAL FINANCIAL, INC.
                  Business: Holding Company with ownership in a number of insurance and securities distribution companies
                  Acquired January 2004
                  Country of domicile: Canada


3.    MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
      50% ownership by CUNA Mutual Investment Corporation
      50% ownership by CUNA Mutual Life Insurance Company
      January 1, 1992


4. CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance Company) 50% ownership by CUNA Mutual Investment Corporation
      50% ownership by PMI Mortgage Insurance Company
      April 14, 1994



5.    Cooperators Life Assurance Society Limited (Jamaica)
      CUNA Mutual Insurance Society owns 122,500 shares
      Jamaica Co-op Credit Union League owns 127,500 shares
      May 10, 1990



6.    CMG Mortgage Reinsurance Company
      50% ownership by CUNA Mutual Investment Corporation
      50% ownership by PMI Insurance Company
      July 26, 1999



7.    Credit Union Service Corporation
      Atlanta, Georgia
      Owned by Credit Union National Association, Inc. and 18 state league organizations March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock



8. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999


      CUNA Mutual Australia Limited is the 100% owner of the following companies:


            a.    CUNA Mutual Insurance Brokers Pty Limited
                  Business: Brokerage
                  Incorporated as NCUIS Brokers February 6, 1986
                  Renamed on September 3, 2002
                  Country of Domicile: Australia

            b.    CUNA Mutual Technology Services Australia Pty Limited
                  Business: Technology Services
                  Incorporated as Direct Insurance Network International on August 31, 2000 Renamed on September 3, 2002 Country of
                  Domicile: Australia



The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:



                        (1)   CUNA Mutual Insurance Brokers Pty Limited
                              Business: Brokerage
                              Incorporated as NCUIS Brokers February 6, 1986 Renamed on September 3, 2002 Country of Domicile:
                              Australia



9.    CUNA Strategic Services, Inc.
      CUNA Mutual Insurance Society owns 200.71 shares
      December 31, 1999



10.   China Credit Co-operative Services, Limited
      Business: Hong Kong Holding Company; provide technology and business consulting in support of the PRC operations of CUNA Mutual Group. Incorporated November 21, 2003 Effective
      March 2, 2004, owned 70% by CUNA Mutual Insurance Society and 30% by IFC Country of domicile: China



The following company is a wholly-owned subsidiary of China Credit Co-operative Services, Limited:



      a.    CCC Services, Limited
            Incorporated December 3, 2003
            Country of domicile: China



      b.    CUNA Mutual Consulting Services (Guangdong) Company Limited (CMCSC
            Ltd.)
            Business: To give us a corporate presence in the PRC, and to facilitate transactions and payments among our Hong Kong companies, and our RCCU partners. Incorporated July 1, 2004
            Country of domicile: China


Partnerships

1.    CM CUSO Limited Partnership, a Washington Partnership
      CUMIS Insurance Society, Inc. - General Partner
      Credit Unions in Washington - Limited Partners
      June 14, 1993

1.    "Sofia LTD." (Ukraine)
      99.96% ownership by CUNA Mutual Insurance Society
      .04% ownership by CUMIS Insurance Society, Inc.
      March 6, 1996

2.    `FORTRESS' (Ukraine)
      80% ownership by "Sofia LTD."
      19% ownership by The Ukrainian National Association of Savings and Credit Unions 1% ownership by Service Center by UNASCU
      September 25, 1996

3.    MEMBERS Development Company LLC
      49% ownership by CUNA Mutual Investment Corporation
      51% ownership by Credit Unions & CUSOs
      September 24, 1999


      a. MEMBERS Business Solutions Company, LLC is 100% owned by MEMBERS Development Company, LLC; effective 5/27/04; created to provide business services to credit unions and other related entities, and to engage in any lawful business or activity permitted under the Act and to do any and all other actions and things that may be necessary, incidental or convenient to accomplish these purposes.


4.    The Center for Credit Union Innovation LLC
      33.3% ownership by CUNA Mutual Insurance Society
      33.3% ownership by CUNA & Affiliates
      33.3% ownership by American Association of Credit Union Leagues January 5, 2000

5.    HRValue Group LLC
      49% ownership by CUNA Mutual Investment Corporation
      51% ownership by Leagues & League Service Organizations
      December 1, 2000




Affiliated (Nonstock)

1.    CUNA Mutual Group Foundation, Inc.
      July 5, 1967

2.    CUNA Mutual Life Insurance Company
      July 1, 1990


                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 14, 2002



CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End:  December 31



CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:



1.    MEMBERS Capital Advisors, Inc.
      An Iowa Business Act Corporation

      50% ownership by CUNA Mutual Life Insurance Company
      50% ownership by CUNA Mutual Investment Corporation
      July 16, 1982



      MEMBERS Capital Advisors, Inc. is the investment adviser of:
      Ultra Series Fund
      MEMBERS Mutual Funds
      CU System Funds



2.    CMIA Wisconsin, Inc.
      A Wisconsin Business Act Corporation
      100% ownership by CUNA Mutual Life Insurance Company
      May 29, 1998



3.    League Insurance Agency, Inc.
      (Wholly owned by CMIA Wisconsin, Inc.)
      Business: Insurance Agency
      Incorporated on August 16, 1973
      Acquired on August 31, 2000
      State of domicile: Connecticut



      League Insurance Agency is the 100% owner of the following subsidiary:



            a.    Member Protection Insurance Plans
                  Business:  Insurance Agency
                  Incorporated on August 21, 1991
                  Acquired on August 31, 2000
                  State of domicile:  Connecticut

ITEM 27. NUMBER OF CONTRACTOWNERS



      As of February 28, 2005 there were 11,475 non-qualified contracts outstanding and 14,648 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.


      Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


      (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

      (b)   Officers and Directors of CUNA Brokerage.



Name and Principal                                 Positions and Offices
Business Address                                   With the Underwriter
------------------                                 ---------------------
Christine M. Anderson*  Secretary & Treasurer      Forecast & Planning Vice President - Finance

Grael B. Barker         Director                   None

Dennis J. Godfrey       Chairman                   None

Katherine I. Grette**   Assistant Treasurer        Business Finance Team
                                                   Financial Analysis Manager

Timothy S. Halevan**    Chief Compliance Officer   Vice President - Chief Compliance Officer

John W. Henry*          Director,  Vice President  Senior VP - Members Solutions Group
                        & Acting President

Kevin T. Lentz*         Director                   Senior VP - Members Solutions Group

Tracy K. Lien*          Assistant Secretary        Law Specialist

Faye A. Patzner*        Chief Officer - Legal      Chief Officer - Legal
Steven A. Riser         Finance Corporate Asset &  Assistant Vice President
                        Employee Protection

Mark T. Warshauer*      Director                   Senior Vice President

Mark K. Willson*        Assistant Secretary        Assistant Vice President - Associate General
                                                   Counsel


*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.


      (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 2004, was $1,171,412.56. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.



                                         (2)
                                  Net Underwriting            (3)             (4)
             (1)                    Discounts and        Compensation on   Brokerage        (5)
Name of Principal Underwriter        Commissions           Redemption     Commissions  Compensation
----------------------------- ------------------------- ---------------- ------------- -------------
                                    $1,171,412.56              0         $1,136,270.18 $   35,142.38


CUNA Brokerage Services, Inc.

ITEM 30. LOCATION BOOKS AND RECORDS


      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES


      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS


      (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

      (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

      (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

      (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

      (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 11 day of April, 2005.


                                       CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                       (REGISTRANT)


                                       By: /s/ Jeff Post
                                           -------------------------------------
                                           Jeff Post
                                           President


Pursuant to the requirements of the Securities Act of 1933, the depositor, CUNA Mutual Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 11 day of April, 2005.

                                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                         (DEPOSITOR)


                                       By: /s/ Jeff Post
                                           -------------------------------------
                                           Jeff Post
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.


SIGNATURE AND TITLE                  DATE          SIGNATURE AND TITLE            DATE
/s/ ELDON R. ARNOLD                    *    /s/ VICTORIA W. MILLER                  *
----------------------------------          --------------------------------
Eldon R. Arnold, Director                   Victoria W. Miller, Director

/s/ JAMES L. BRYAN                     *    /s/ C. ALAN PEPPERS                     *
----------------------------------          --------------------------------
James L. Bryan, Director                    C. Alan Peppers, Director

/s/ LORETTA M. BURD                    *    /s/ Jeff Post                        4/11/05
----------------------------------          --------------------------------
Loretta M. Burd, Director                   Jeff Post, Director

/s/ JOSEPH J. GASPER, JR.              *    /s/ NEIL A. SPRINGER
----------------------------------          --------------------------------
Joseph J. Gasper, Jr., Director             Neil A. Springer, Director

/s/ THOMAS R. GRAHAM                   *    /s/ Steve Suleski                    4/18/05
----------------------------------          --------------------------------
Thomas R. Graham, Director                  Steve Suleski, Attorney-In-Fact

/s/ JERALD R. HINRICHS                 *    /s/ FAROUK D. G. WANG                   *
----------------------------------          --------------------------------
Jerald R. Hinrichs, Director                Farouk D. G. Wang, Director

/s/ THOMAS C. JONES                    *    /s/ LARRY T. WILSON                     *
----------------------------------          --------------------------------
Thomas C. Jones, Director                   Larry T. Wilson, Director


*Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity indicated on the date indicated.

SIGNATURE AND TITLE                          DATE


/s/ Jeffrey D. Holly                        4/11/05
----------------------------------
Jeffrey D. Holley
Chief Financial Officer



/s/ Jeff Post                               4/11/05
----------------------------------
Jeff Post
President and Chief Executive Officer

                                  EXHIBIT INDEX


10.   PricewaterhouseCoopers LLP Consent.
      Deloitte & Touche LLP Consent


19.   Powers of Attorney.